Schedule of Investments (unaudited) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AIMCO CLO(a)(b)
Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 2.67%, 07/20/29	USD1,000	$998,544
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 2.67%, 04/20/34(c)	1,000	1,000,000
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.22%, 10/21/28(a)(b)	1,000	970,491
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 5.72%, 01/28/31	850	795,828
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.82%, 01/28/31	250	241,435
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.72%, 01/28/31	1,000	1,002,906
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/28/28	1,000	962,301
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(b)	1,000	1,004,992
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36(a)	5,052	3,904,601
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.58%, 01/15/33(a)(b)	250	250,652
Bain Capital Credit CLO Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 4.81%), 5.03%, 07/21/31(a)(b)(d)	300	301,440
Benefit Street Partners CLO VII Ltd., Series 2015- VIIA, Class CR, (3 mo. LIBOR US + 2.40%), 2.62%, 07/18/27(a)(b)	250	247,993
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class C, (3 mo. LIBOR US + 2.60%), 2.84%, 07/15/31(a)(b)	250	249,588
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.92%, 10/20/32(a)(b)	250	251,127
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.18%, 04/20/32(a)(b)	250	248,833
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.66%, 07/20/32(a)(b)	500	495,391
CarVal CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 5.99%, 07/16/31(a)(b)	500	474,503
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.87%, 07/23/30(a)(b)	500	496,032
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36(e)	427	350,896
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.17%, 10/20/30(a)(b)	250	245,074
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.25%, 06/25/37(a)	712	670,954
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(b)	323	323,834

Security	Par (000)	Value
Asset-Backed Securities (continued)
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 04/18/31(a)(b)	USD 250	$242,686
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)	950	952,002
Elmwood CLO V Ltd., Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 07/24/31(a)(b)	500	499,190
Litigation Fee Residual Funding, 4.00%, 10/30/27(d)	385	384,524
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.62%, 01/20/29(a)(b)	500	488,192
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.92%, 04/20/26(a)(b)	300	300,159
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.24%, 01/15/28(a)(b)	790	787,309
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.42%, 10/20/27(a)(b)	500	478,208
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 6.52%, 07/20/30(a)(b)	500	488,881
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.37%, 10/17/29(a)(b)	250	245,098
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.76%, 01/20/31(a)(b)	250	225,841
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.22%, 04/20/29(a)(b)	250	250,082
Palmer Square Loan Funding Ltd., Series 2018-5A, Class B, (3 mo. LIBOR US + 1.90%), 2.12%, 01/20/27(a)(b)	1,000	1,000,569
Rockford Tower CLO Ltd.(a)(b)
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29	250	247,122
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29	500	495,817
Sterling Coofs Trust(d)
Series 2004-1, Class A, 2.36%, 04/15/29	1,204	12,038
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	1,767	17,671
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 4.22%, 01/23/28(a)(b)	1,000	995,108
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)	250	251,134
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP 100	141,300
Voya CLO Ltd.(a)(b)
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.87%, 07/25/26	USD 250	249,981
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.60%), 2.82%, 10/17/32	1,000	996,877

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(a)(b)	USD 500	$499,831
York CLO Ltd.(a)(b)
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.82%, 10/20/29	250	248,231
Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 6.97%, 04/20/32	1,000	1,001,984

Total Asset-Backed Securities — 4.4% (Cost: $26,542,663)		26,987,250

	Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(f)	47,837	38,270

Consumer Finance — 0.0%
Arrow Global Group PLC(f)	3,932	16,533

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(d)	546,753,936	5,467

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(d)	273	1,583

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(d)	3,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(f)	38,911	70,040

Metals & Mining — 0.0%
Ameriforge Group, Inc.	801	17,622
Preferred Proppants LLC(d)	5,738	344

		17,966

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(f)	700	16,842
Extraction Oil & Gas, Inc., (Acquired 03/04/21, Cost: $54,877)(g)	4,410	154,929

		171,771

Software — 0.0%
Avaya Holdings Corp.(f)	19	533

Specialty Retail — 0.0%
NMG Parent LLC	1,330	93,765

Total Common Stocks — 0.1% (Cost: $7,777,278)		415,928

	Par (000)

Corporate Bonds

Aerospace & Defense — 2.3%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD 156	$165,555
Bombardier, Inc.(b)
8.75%, 12/01/21(h)	779	817,303
5.75%, 03/15/22	108	112,590
6.00%, 10/15/22	8	8,000
6.13%, 01/15/23(h)	658	685,142
7.50%, 12/01/24	199	198,751

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued)
7.50%, 03/15/25	USD 33	$32,464
7.88%, 04/15/27(h)	330	323,628
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)	423	423,931
Howmet Aerospace, Inc.
5.87%, 02/23/22(h)	730	754,645
5.13%, 10/01/24	5	5,500
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)(h)	378	397,134
Moog, Inc., 4.25%, 12/15/27(b)	156	159,120
Rolls-Royce PLC, 5.75%, 10/15/27(b)	218	231,963
Signature Aviation US Holdings, Inc.(b)
5.38%, 05/01/26	271	276,420
4.00%, 03/01/28	234	237,959
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)	181	191,408
TransDigm, Inc.
8.00%, 12/15/25(b)(h)	815	887,535
6.25%, 03/15/26(b)(h)	6,032	6,395,126
6.38%, 06/15/26	194	200,547
4.63%, 01/15/29(b)	312	307,648
Triumph Group, Inc., 8.88%, 06/01/24(b)(h)	851	957,545

		13,769,914

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)	18	18,878

Airlines — 2.0%
American Airlines Pass-Through Trust,
Series 2013-2, Class A, 4.95%, 01/15/23(h)	1,631	1,630,823
American Airlines, Inc., 11.75%, 07/15/25(b)	607	750,853
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26	748	778,436
5.75%, 04/20/29	824	876,387
Avianca Holdings SA, (10.50% Cash or 12.00% PIK), 12.25%, 11/10/21(b)(i)	70	70,544
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	138	150,061
Gol Finance SA, 7.00%, 01/31/25(b)	200	162,875
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	249	264,587
International Consolidated Airlines Group SA, 2.75%, 03/25/25	EUR 100	115,653
Latam Finance Ltd., 6.88%, 04/11/24(b)(f)(j)	USD 203	167,475
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,135	2,340,494
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 06/01/24(h)	2,430	2,463,416
Series 2020-1, Class A, 5.88%, 10/15/27(h)	1,857	2,058,838
Series 2020-1, Class B, 4.88%, 01/15/26	50	51,875

		11,882,317

Auto Components — 1.0%
Aptiv PLC, 4.40%, 10/01/46	240	256,602
Clarios Global LP, 6.75%, 05/15/25(b)	540	577,638
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR 100	121,374
6.25%, 05/15/26(b)(h)	USD1,526	1,620,673
8.50%, 05/15/27(b)(h)	2,264	2,436,630
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	334	352,370
Faurecia SE, 3.75%, 06/15/28	EUR 100	124,441
GoodYear Tire + Rubber Co., 5.63%, 04/30/33	USD 320	320,000

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Components (continued)
ZF Finance GmbH
3.00%, 09/21/25	EUR 100	$123,651
3.75%, 09/21/28	100	127,821

		6,061,200

Automobiles — 1.7%
Allison Transmission, Inc.(b)
5.88%, 06/01/29(h)	USD 396	432,957
3.75%, 01/30/31	259	250,906
Asbury Automotive Group, Inc.
4.50%, 03/01/28	129	131,955
4.75%, 03/01/30	124	128,092
Carvana Co., 5.50%, 04/15/27(b)	290	291,523
Ford Motor Co.
8.50%, 04/21/23	982	1,094,930
0.00%, 03/15/26(b)(k)(l)	221	223,210
4.35%, 12/08/26	11	11,591
5.29%, 12/08/46	48	50,461
Ford Motor Credit Co. LLC
5.88%, 08/02/21(h)	522	529,021
2.98%, 08/03/22(h)	449	455,735
3.35%, 11/01/22(h)	215	219,343
3.81%, 01/09/24(h)	629	648,656
4.69%, 06/09/25	200	212,265
5.13%, 06/16/25(h)	690	745,200
4.13%, 08/04/25(h)	411	429,875
3.38%, 11/13/25(h)	200	203,400
4.39%, 01/08/26(h)	400	420,428
3.82%, 11/02/27	200	202,250
2.90%, 02/16/28	295	283,421
5.11%, 05/03/29(h)	526	564,635
General Motors Co., 6.13%, 10/01/25	254	298,681
General Motors Financial Co., Inc.
4.38%, 09/25/21(h)	530	539,813
2.75%, 06/20/25	352	367,454
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)	135	134,156
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	122	121,878
Navistar International Corp., 6.63%, 11/01/25(b)	324	336,160
Penske Automotive Group, Inc.
3.50%, 09/01/25	214	218,637
5.50%, 05/15/26	32	32,930
Renault SA, 2.38%, 05/25/26	EUR 100	118,609
Tesla, Inc., 5.30%, 08/15/25(b)(h)	USD 422	437,867
Wabash National Corp., 5.50%, 10/01/25(b)	241	246,423

		10,382,462

Banks — 1.8%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR 100	119,885
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)	100	114,045
Banco Espirito Santo SA(f)(j)
4.75%, 01/15/22(a)	100	16,418
4.00%, 01/21/22	100	16,418
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)	USD 150	153,844
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)	200	201,500
Bangkok Bank PCL(a)
(5 year CMT + 1.90%), 3.73%, 09/25/34	231	232,588
(5 year CMT + 4.73%), 5.00%	201	211,238

Security	Par (000)	Value

Banks (continued)
Banistmo SA, 3.65%, 09/19/22	USD 200	$204,000
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(m)	200	206,188
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25	200	203,063
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(m)	250	261,406
CIT Group, Inc., 5.00%, 08/01/23(h)	382	414,470
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(a)(m)	250	266,172
Grupo Aval Ltd., 4.38%, 02/04/30(b)	200	201,188
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)(h)	2,442	2,667,421
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)	200	211,130
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(m)	202	202,505
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(m)	279	277,323
Santander Holdings USA, Inc., 4.50%, 07/17/25(h)	1,750	1,937,838
Santander UK Group Holdings PLC, 2.88%, 08/05/21(h)	950	957,943
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(a)(b)(h)	1,500	1,583,892
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)	EUR 100	132,043
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(m)	USD 365	368,613

		11,161,131

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(h)	800	955,635
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)(i)	1,091	1,145,550
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	898	896,536
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
5.25%, 04/30/25	244	256,440
4.13%, 08/15/26(h)	276	282,825
4.75%, 07/15/27	GBP 100	140,962
5.25%, 08/15/27(h)	USD 652	665,092
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(b)	211	213,967
Central American Bottling Corp.
5.75%, 01/31/27(b)	176	186,340
5.75%, 01/31/27	105	111,169
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	34	40,928
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)	794	804,918
OI European Group BV, 2.88%, 02/15/25	EUR 100	118,501
Silgan Holdings, Inc., 4.13%, 02/01/28	USD 58	59,585
Triton Water Holdings, Inc., 6.25%, 04/01/29(b)	173	176,460
Trivium Packaging Finance BV(b)(h)
5.50%, 08/15/26	1,004	1,052,945
8.50%, 08/15/27	1,367	1,483,468

		8,591,321

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)	76	74,290

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.8%
Boise Cascade Co., 4.88%, 07/01/30(b)	USD 109	$114,177
Cemex SAB de CV, 5.45%, 11/19/29	200	217,600
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)	362	385,530
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	323	339,489
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)	378	406,350
Griffon Corp., 5.75%, 03/01/28	87	92,546
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	200	211,500
Jeld-Wen, Inc.(b)
6.25%, 05/15/25	146	155,125
4.63%, 12/15/25	55	55,688
4.88%, 12/15/27	17	17,579
Masonite International Corp.(b)
5.75%, 09/15/26	86	89,440
5.38%, 02/01/28	101	107,186
Norbord, Inc., 6.25%, 04/15/23(b)	152	164,730
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)	1,188	1,245,024
Standard Industries, Inc.
2.25%, 11/21/26	EUR 100	118,898
5.00%, 02/15/27(b)	USD 174	181,395
4.75%, 01/15/28(b)	46	47,684
4.38%, 07/15/30(b)(h)	412	415,708
3.38%, 01/15/31(b)(h)	364	344,890
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)	235	245,281

		4,955,820

Building Products(b) — 0.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	262	274,463
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(i)	136	141,100
Foundation Building Materials, Inc., 6.00%, 03/01/29	208	205,400
LBM Acquisition LLC, 6.25%, 01/15/29	369	380,070
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26	362	373,765
SRS Distribution, Inc., 8.25%, 07/01/26(h)	466	488,718
White Cap Buyer LLC, 6.88%, 10/15/28	539	572,251
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(i)	210	218,925

		2,654,692

Capital Markets — 0.9%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(h)(m)	2,835	2,786,805
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	254	266,301
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22(h)	113	113,141
4.75%, 09/15/24	93	96,575
6.38%, 12/15/25	120	123,900
6.25%, 05/15/26	366	383,385
5.25%, 05/15/27(h)	489	504,893
4.38%, 02/01/29(b)	201	196,419
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	225	231,047
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)	EUR 100	119,029

Security	Par (000)	Value

Capital Markets (continued)
NFP Corp., 6.88%, 08/15/28(b)	USD 484	$502,150
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	156	161,655

		5,485,300

Chemicals — 1.2%
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	297	289,634
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	170	177,701
Blue Cube Spinco LLC, 10.00%, 10/15/25(h)	267	281,685
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)	278	315,530
Chemours Co., 4.00%, 05/15/26	EUR 100	118,608
Element Solutions, Inc., 3.88%, 09/01/28(b)(h)	USD1,247	1,230,477
Equate Petrochemical BV, 4.25%, 11/03/26(b)	211	229,858
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	165	169,736
HB Fuller Co., 4.25%, 10/15/28	98	99,574
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	360	405,108
INEOS Finance PLC, 3.38%, 03/31/26	EUR 100	120,495
Ingevity Corp., 3.88%, 11/01/28(b)	USD 84	81,480
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	169	174,281
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR 100	120,642
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD 67	70,015
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(b)	200	226,250
PQ Corp., 5.75%, 12/15/25(b)(h)	543	556,575
Sasol Financing USA LLC, 5.50%, 03/18/31	200	196,000
Scotts Miracle-Gro Co., 4.00%, 04/01/31(b)	262	258,332
Valvoline, Inc., 3.63%, 06/15/31(b)	1	968
WESCO Distribution, Inc.(b)(h)
7.13%, 06/15/25	676	739,206
7.25%, 06/15/28	616	687,699
WR Grace & Co-Conn, 5.63%, 10/01/24(b)	216	237,060
Yingde Gases Investment Ltd., 6.25%, 01/19/23	200	206,375

		6,993,289

Commercial Services & Supplies — 0.6%
ADT Security Corp.
4.13%, 06/15/23	9	9,349
4.88%, 07/15/32(b)(h)	557	566,051
APX Group, Inc.
7.88%, 12/01/22(h)	252	252,945
8.50%, 11/01/24	60	62,250
ASGN, Inc., 4.63%, 05/15/28(b)	91	93,883
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)	106	109,649
DAE Funding LLC, 3.38%, 03/20/28(b)	250	247,500
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(b)	75	78,375
Herc Holdings, Inc., 5.50%, 07/15/27(b)	383	407,589
Intertrust Group BV, 3.38%, 11/15/25	EUR 100	120,202
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)(c)	USD 306	313,895
Prime Security Services Borrower LLC/Prime
Finance, Inc.(b)
5.25%, 04/15/24	141	150,398
5.75%, 04/15/26(h)	320	346,256
3.38%, 08/31/27	238	230,860
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)	187	192,395
United Rentals North America, Inc.
5.88%, 09/15/26	17	17,786
5.50%, 05/15/27	339	361,543

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
United Rentals North America, Inc. (continued)
3.88%, 11/15/27	USD 178	$184,452
5.25%, 01/15/30	161	174,733

		3,920,111

Communications Equipment — 0.7%
Avaya, Inc., 6.13%, 09/15/28(b)(h)	606	643,308
CommScope Technologies LLC(b)
6.00%, 06/15/25	360	367,218
5.00%, 03/15/27	240	237,751
CommScope, Inc.(b)
5.50%, 03/01/24(h)	749	772,406
6.00%, 03/01/26	331	348,770
8.25%, 03/01/27	347	371,290
7.13%, 07/01/28	193	204,982
Nokia OYJ
3.38%, 06/12/22	106	108,385
4.38%, 06/12/27	149	157,940
ViaSat, Inc.(b)(h)
5.63%, 04/15/27	515	540,191
6.50%, 07/15/28	477	502,310

		4,254,551

Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29(b)	349	355,544
frontdoor, Inc., 6.75%, 08/15/26(b)(h)	473	503,154
KBR, Inc., 4.75%, 09/30/28(b)	186	188,929
SPIE SA, 2.63%, 06/18/26	EUR 100	120,788

		1,168,415

Construction Materials(b) — 0.8%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26	USD 412	425,464
4.00%, 01/15/28(h)	375	375,000
Core & Main LP, 6.13%, 08/15/25(h)	1,743	1,788,911
H&E Equipment Services, Inc., 3.88%, 12/15/28	93	90,443
IAA, Inc., 5.50%, 06/15/27	372	390,135
Picasso Finance Sub, Inc., 6.13%, 06/15/25(h)	449	530,187
Williams Scotsman International, Inc., 4.63%, 08/15/28	243	247,556
Winnebago Industries, Inc., 6.25%, 07/15/28	137	146,761
Wolverine Escrow LLC
8.50%, 11/15/24(h)	254	253,365
9.00%, 11/15/26	903	902,142

		5,149,964

Consumer Discretionary — 0.9%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)	200	209,875
Carnival Corp.
11.50%, 04/01/23(b)	281	322,096
10.13%, 02/01/26	EUR 100	135,761
5.75%, 03/01/27(b)(h)	USD1,124	1,153,505
9.88%, 08/01/27(b)	172	202,511
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(b)	141	143,468
Life Time, Inc.(b)
5.75%, 01/15/26	334	343,619
8.00%, 04/15/26	188	193,640
NCL Corp. Ltd., 5.88%, 03/15/26(b)	169	170,690
NCL Finance Ltd., 6.13%, 03/15/28(b)	576	586,800
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28	479	503,549

Security	Par (000)	Value

Consumer Discretionary (continued)
Nielsen Finance LLC/Nielsen Finance Co.(b) (continued)
5.88%, 10/01/30	USD 239	$259,016
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23	90	103,527
9.13%, 06/15/23	153	168,595
11.50%, 06/01/25	202	235,582
5.50%, 04/01/28	478	480,390
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	135	136,391

		5,349,015

Consumer Finance — 1.0%
Equifax, Inc., 2.60%, 12/15/25	59	61,850
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)(h)	723	704,925
Muthoot Finance Ltd.
6.13%, 10/31/22(b)	427	442,479
4.40%, 09/02/23	200	202,875
Navient Corp.
7.25%, 09/25/23	129	139,621
6.13%, 03/25/24	86	91,052
5.88%, 10/25/24	82	86,109
5.00%, 03/15/27	258	258,645
OneMain Finance Corp.
6.13%, 05/15/22	70	73,325
6.88%, 03/15/25	226	257,058
7.13%, 03/15/26	374	431,353
6.63%, 01/15/28	221	250,462
5.38%, 11/15/29	36	38,295
4.00%, 09/15/30	3	2,917
PayPal Holdings, Inc., 1.65%, 06/01/25	162	164,981
Sabre GLBL, Inc.(b)
9.25%, 04/15/25	227	270,697
7.38%, 09/01/25	252	275,008
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	244	253,150
Verscend Escrow Corp., 9.75%, 08/15/26(b)(h)	1,758	1,884,963

		5,889,765

Containers & Packaging — 0.4%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30	200	215,562
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	196	208,250
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	424	439,688
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)	60	63,825
Graphic Packaging International LLC(b)
4.75%, 07/15/27	89	97,232
3.50%, 03/15/28	17	16,915
3.50%, 03/01/29	61	59,323
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)	162	167,265
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)	201	211,427
Klabin Austria GmbH, 3.20%, 01/12/31(b)	200	190,000
LABL Escrow Issuer LLC(b)
6.75%, 07/15/26(h)	380	407,075
10.50%, 07/15/27	176	195,994

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(b)
5.13%, 12/01/24	USD 46	$49,795
4.00%, 12/01/27	73	74,734
6.88%, 07/15/33	44	54,143
Suzano Austria GmbH, 3.75%, 01/15/31	105	108,402

		2,559,630

Diversified Consumer Services — 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(h)
6.63%, 07/15/26	1,998	2,118,839
9.75%, 07/15/27	774	849,233
Ascend Learning LLC(b)
6.88%, 08/01/25(h)	690	707,250
6.88%, 08/01/25	317	324,925
Garda World Security Corp.(b)
4.63%, 02/15/27	284	284,000
9.50%, 11/01/27(h)	191	211,412
Graham Holdings Co., 5.75%, 06/01/26(b)	140	146,314
Laureate Education, Inc., 8.25%, 05/01/25(b)	114	119,130
Rekeep SpA, 7.25%, 02/01/26	EUR 100	125,303
Service Corp. International
5.13%, 06/01/29	USD 238	255,422
3.38%, 08/15/30(h)	263	256,701
Sotheby’s, 7.38%, 10/15/27(b)(h)	451	487,693

		5,886,222

Diversified Financial Services — 2.5%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP 100	139,026
Barclays PLC
3.65%, 03/16/25(h)	USD3,600	3,869,173
5.20%, 05/12/26	200	226,042
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(h)(m)	1,500	1,490,625
Central Garden & Pet Co., 4.13%, 10/15/30	188	189,880
Citigroup, Inc.(a)(m)
(5 year CMT + 3.42%), 3.88%(h)	2,000	1,990,660
Series W, (5 year CMT + 3.60%), 4.00%	155	156,511
Credit Suisse Group AG, (5 year CMT + 3.55%), 4.50%(a)(b)(m)	200	187,500
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP 100	142,447
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)	USD 223	213,637
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(a)(h)(m)	730	772,194
HSBC Holdings PLC
4.38%, 11/23/26(h)	395	439,948
(5 year CMT + 3.22%), 4.00%(a)(m)	290	288,550
(5 year USD ICE Swap + 4.37%), 6.38%(a)(h)(m)	1,250	1,377,500
Intrum AB, 3.00%, 09/15/27	EUR 100	113,645
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 03/15/22	USD 23	23,173
4.25%, 02/01/27(h)	315	310,275
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(h)(m)	450	506,254
Manappuram Finance Ltd., 5.90%, 01/13/23	200	206,812
Morgan Stanley, 4.00%, 07/23/25(h)	965	1,070,914
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)	300	303,056

Security	Par (000)	Value

Diversified Financial Services (continued)
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22	USD 420	$430,237
5.10%, 07/16/23	200	203,188
Spectrum Brands, Inc.(b)
5.00%, 10/01/29	178	187,790
5.50%, 07/15/30	154	164,780
3.88%, 03/15/31	98	95,918
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	164	164,000

		15,263,735

Diversified Telecommunication Services — 2.8%
Axtel SAB de CV, 6.38%, 11/14/24(b)	200	208,813
Cincinnati Bell, Inc.(b)
7.00%, 07/15/24	144	148,500
8.00%, 10/15/25	67	71,266
Consolidated Communications, Inc., 6.50%, 10/01/28(b)(h)	471	508,741
Frontier Communications Corp.(b)
5.88%, 10/15/27(h)	462	489,720
5.00%, 05/01/28	674	686,388
6.75%, 05/01/29	524	552,663
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)	476	492,660
Level 3 Financing, Inc.
5.38%, 05/01/25	90	91,890
4.63%, 09/15/27(b)	111	114,238
4.25%, 07/01/28(b)(h)	714	722,075
3.75%, 07/15/29(b)	250	244,663
Lumen Technologies, Inc.
5.13%, 12/15/26(b)(h)	1,001	1,054,433
4.00%, 02/15/27(b)(h)	349	356,479
4.50%, 01/15/29(b)	551	537,390
Series P, 7.60%, 09/15/39(h)	187	214,115
Series U, 7.65%, 03/15/42(h)	290	329,875
Series W, 6.75%, 12/01/23(h)	512	565,176
Series Y, 7.50%, 04/01/24(h)	516	578,359
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)	216	225,720
SoftBank Group Corp.
4.50%, 04/20/25	EUR 100	128,374
4.75%, 07/30/25	100	130,023
5.00%, 04/15/28	100	132,222
Sprint Capital Corp.(h)
6.88%, 11/15/28	USD1,259	1,587,561
8.75%, 03/15/32	659	974,496
Switch Ltd., 3.75%, 09/15/28(b)	348	342,683
Telecom Italia Capital SA
6.38%, 11/15/33	222	261,307
6.00%, 09/30/34	432	489,953
7.20%, 07/18/36	98	123,679
7.72%, 06/04/38	44	58,685
Telecom Italia SpA
4.00%, 04/11/24	EUR 150	189,735
5.30%, 05/30/24(b)(h)	USD 400	433,230
1.63%, 01/18/29	EUR 100	114,572
Verizon Communications, Inc., 3.38%, 02/15/25(h)	USD 156	169,208
Zayo Group Holdings, Inc.(b)(h)
4.00%, 03/01/27	2,575	2,529,938
6.13%, 03/01/28	1,349	1,384,411

		17,243,241

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22	USD 200	$207,438

Electric Utilities — 0.7%
Black Hills Corp., 3.15%, 01/15/27(h)	305	325,472
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)	275	276,031
Enel Finance International NV, 3.63%, 05/25/27(b)(h).	900	973,554
Energuate Trust, 5.88%, 05/03/27(b)	200	211,020
Exelon Corp., 3.40%, 04/15/26(h)	140	151,459
FirstEnergy Corp.
2.65%, 03/01/30	26	24,725
Series B, 4.40%, 07/15/27	136	146,200
Series B, 2.25%, 09/01/30	21	19,477
Series C, 5.35%, 07/15/47	503	564,956
Series C, 3.40%, 03/01/50	155	135,625
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44	347	400,910
4.55%, 04/01/49	163	171,892
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24(h)	170	178,925
4.25%, 09/15/24	9	9,495
PG&E Corp., 5.25%, 07/01/30	233	246,980
Pike Corp., 5.50%, 09/01/28(b)	250	254,375
Public Power Corp SA, 3.88%, 03/30/26	EUR 100	119,050
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a)(d)
11.50%, 10/01/20	USD 300	—
11.50%, 11/10/21	780	—

		4,210,146

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	352	368,720
GrafTech Finance, Inc., 4.63%, 12/15/28	136	137,020

		505,740

Electronic Equipment, Instruments & Components — 0.3%
BWX Technologies, Inc.(b)
5.38%, 07/15/26	209	215,792
4.13%, 06/30/28	251	254,137
4.13%, 04/15/29(c)	174	176,393
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25	188	195,520
3.25%, 02/15/29(h)	309	305,137
Energizer Holdings, Inc.(b)
4.75%, 06/15/28	256	264,000
4.38%, 03/31/29	19	19,067
Itron, Inc., 5.00%, 01/15/26(b)	25	25,613
Xerox Corp., 4.80%, 03/01/35	203	203,093

		1,658,752

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	139	144,907
6.25%, 04/01/28	706	717,155
ChampionX Corp., 6.38%, 05/01/26	239	250,352
Halliburton Co., 3.80%, 11/15/25(h)	7	7,698
Pioneer Energy Services Corp.(b)(d)(i)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25 .	110	110,164
(5.00% PIK), 5.00%, 11/15/25	78	77,752

Security	Par (000)	Value

Energy Equipment & Services (continued)
TechnipFMC PLC, 6.50%, 02/01/26(b)	USD 321	$335,876
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	336	344,610
6.88%, 09/01/27(h)	632	650,960

		2,639,474

Environmental, Maintenance, & Security Service — 0.5%
Clean Harbors, Inc.(b)(h)
4.88%, 07/15/27	250	263,750
5.13%, 07/15/29	172	182,601
Covanta Holding Corp., 5.00%, 09/01/30	139	140,390
GFL Environmental, Inc.(b)
4.25%, 06/01/25	86	88,580
3.75%, 08/01/25	266	269,990
5.13%, 12/15/26(h)	563	593,261
8.50%, 05/01/27	233	256,591
4.00%, 08/01/28	337	326,048
3.50%, 09/01/28	198	192,060
Stericycle, Inc., 3.88%, 01/15/29(b)	162	159,975
Tervita Corp., 11.00%, 12/01/25(b)	191	216,785
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(h)	471	482,186

		3,172,217

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(b)	141	145,160
ERP Operating LP, 3.38%, 06/01/25(h)	1,015	1,099,806
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	219	213,465
Iron Mountain, Inc.(b)(h)
5.25%, 07/15/30	554	571,617
5.63%, 07/15/32	372	388,740
LMIRT Capital Pte Ltd., 7.25%, 06/19/24	229	233,795
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)	1,334	1,431,873
4.63%, 06/15/25(b)	455	479,888
4.50%, 09/01/26(h)	637	666,678
5.75%, 02/01/27	27	29,766
4.50%, 01/15/28	432	446,990
3.88%, 02/15/29(b)	308	306,806
MPT Operating Partnership LP/MPT Finance Corp.(h)
5.00%, 10/15/27	66	69,432
4.63%, 08/01/29	399	419,760
3.50%, 03/15/31	813	797,813
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(h)	604	618,266
4.50%, 02/15/29(b)	179	179,711
Starwood Property Trust, Inc., 5.00%, 12/15/21	234	237,218
Trust Fibra Uno, 6.95%, 01/30/44	200	232,063
Ventas Realty LP, 4.13%, 01/15/26(h)	650	728,393

		9,297,240

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25	11	11,360
3.25%, 03/15/26(b)(h)	582	579,771

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (continued)
7.50%, 03/15/26(b)(h)	USD 107	$118,194
4.63%, 01/15/27(b)(h)	766	793,917
5.88%, 02/15/28(b)	320	341,200
4.88%, 02/15/30(b)	138	141,864
BRF GmbH, 4.35%, 09/29/26	200	204,562
Cydsa SAB de CV, 6.25%, 10/04/27(b)	252	263,970
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)	200	209,812
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24	200	208,500
Kraft Heinz Foods Co.
4.25%, 03/01/31(h)	604	664,965
5.00%, 07/15/35	127	146,171
6.88%, 01/26/39(h)	233	320,977
4.63%, 10/01/39	77	83,192
6.50%, 02/09/40	155	202,415
5.00%, 06/04/42	129	145,177
5.20%, 07/15/45	351	405,951
4.38%, 06/01/46(h)	410	428,601
4.88%, 10/01/49(h)	906	1,016,181
5.50%, 06/01/50(h)	1,186	1,451,903
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)(h)	241	260,232
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)	EUR 100	117,105
Post Holdings, Inc.(b)
5.75%, 03/01/27	USD 253	266,095
5.63%, 01/15/28	73	76,813
5.50%, 12/15/29(h)	230	246,284
4.63%, 04/15/30(h)	170	170,425
4.50%, 09/15/31	61	60,329
U.S. Foods, Inc., 4.75%, 02/15/29(b)	301	301,000

		9,236,966

Food Products(b) — 0.7%
Aramark Services, Inc.(h)
5.00%, 04/01/25	623	637,796
6.38%, 05/01/25	243	257,580
5.00%, 02/01/28	658	682,839
Chobani LLC/Chobani Finance Corp., Inc.(h)
7.50%, 04/15/25	512	532,966
4.63%, 11/15/28	242	246,840
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(m)	200	211,500
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28	361	394,393
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(h)	492	555,714
MHP Lux SA, 6.25%, 09/19/29	200	198,250
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29	284	286,491

		4,004,369

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc.,
4.50%, 03/15/29(b)	133	134,357

Health Care Equipment & Supplies(b) — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/28(h)	959	1,001,541

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc., 3.25%, 02/15/29	USD 87	$85,913
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(h)
7.38%, 06/01/25	353	379,510
7.25%, 02/01/28	1,479	1,620,481

		3,087,445

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28	204	214,761
5.00%, 04/15/29	171	177,450
AdaptHealth LLC(b)
6.13%, 08/01/28	147	155,820
4.63%, 08/01/29	105	104,475
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	353	382,564
Anthem, Inc., 2.75%, 10/15/42(k)	128	641,446
Centene Corp.
4.25%, 12/15/27(h)	517	543,820
4.63%, 12/15/29(h)	1,590	1,720,865
3.00%, 10/15/30	423	422,298
2.50%, 03/01/31	818	781,206
CHS/Community Health Systems, Inc.(b)
8.13%, 06/30/24	143	150,014
6.63%, 02/15/25(h)	703	742,108
8.00%, 03/15/26(h)	1,265	1,367,844
5.63%, 03/15/27	653	684,017
6.00%, 01/15/29	536	566,820
DaVita, Inc., 4.63%, 06/01/30(b)	154	156,904
Encompass Health Corp.
4.75%, 02/01/30	200	205,740
4.63%, 04/01/31	102	105,570
HCA, Inc.
5.38%, 02/01/25(h)	490	546,602
5.88%, 02/15/26	46	52,728
5.38%, 09/01/26(h)	430	484,825
5.63%, 09/01/28(h)	692	795,800
5.88%, 02/01/29(h)	516	601,140
3.50%, 09/01/30(h)	717	723,073
5.50%, 06/15/47(h)	650	808,466
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25	190	201,875
4.38%, 02/15/27	217	212,660
LifePoint Health, Inc., 5.38%, 01/15/29(b)	238	234,430
ModivCare, Inc., 5.88%, 11/15/25(b)	71	74,728
Molina Healthcare, Inc.(b)
4.38%, 06/15/28	336	345,731
3.88%, 11/15/30	280	288,050
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	174	185,745
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	53	57,373
Surgery Center Holdings, Inc.(b)(h)
6.75%, 07/01/25	611	624,564
10.00%, 04/15/27	676	745,290
Teleflex, Inc.
4.88%, 06/01/26	87	89,175
4.63%, 11/15/27	58	61,408
4.25%, 06/01/28(b)(h)	368	381,340
Tenet Healthcare Corp.
4.63%, 07/15/24(h)	514	524,635

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
4.63%, 09/01/24(b)(h)	USD 367	$377,551
7.50%, 04/01/25(b)	163	175,986
4.88%, 01/01/26(b)(h)	1,596	1,659,457
6.25%, 02/01/27(b)(h)	91	96,084
5.13%, 11/01/27(b)(h)	959	1,002,826
4.63%, 06/15/28(b)	81	83,023
6.13%, 10/01/28(b)(h)	430	448,813
UnitedHealth Group, Inc., 3.75%, 07/15/25(h)	1,470	1,628,023
Vizient, Inc., 6.25%, 05/15/27(b)	407	431,929

		23,067,052

Health Care Technology — 0.6%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(b)(h)	365	382,338
2.38%, 03/01/28	EUR 100	116,708
3.13%, 02/15/29(b)	USD 180	172,800
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)(h)	791	806,306
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28	159	163,770
4.00%, 03/15/31	98	99,622
IQVIA, Inc.(b)(h)
5.00%, 10/15/26	463	480,941
5.00%, 05/15/27	637	672,541
Mednax, Inc., 6.25%, 01/15/27(b)	245	261,979
Syneos Health, Inc., 3.63%, 01/15/29(b)(h)	465	452,213
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(a)	EUR 100	118,813

		3,728,031

Hotels, Restaurants & Leisure — 4.7%
1011778 BC ULC/New Red Finance, Inc.(b)
5.75%, 04/15/25	USD 207	219,937
3.88%, 01/15/28	362	365,888
4.38%, 01/15/28	302	303,425
Accor SA
0.70%, 12/07/27	EUR 32	20,007
(5 year EUR Swap + 4.56%), 4.38%(a)(m)	100	120,946
Boyd Gaming Corp.
8.63%, 06/01/25(b)	USD 97	107,864
6.38%, 04/01/26	146	150,745
6.00%, 08/15/26	112	116,612
4.75%, 12/01/27	179	182,442
Boyne USA, Inc., 7.25%, 05/01/25(b)(h)	254	264,033
Caesars Entertainment, Inc.(b)(h)
6.25%, 07/01/25	1,466	1,562,778
8.13%, 07/01/27	1,308	1,442,390
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(h)	478	504,433
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(h)	504	530,480
Champion Path Holdings Ltd.
4.50%, 01/27/26	232	241,207
4.85%, 01/27/28	231	241,291
Churchill Downs, Inc.(b)
5.50%, 04/01/27(h)	899	939,635
4.75%, 01/15/28	358	370,256
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR 100	113,166

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Fortune Star BVI Ltd.
5.95%, 01/29/23	USD 200	$204,625
6.75%, 07/02/23	250	261,953
5.95%, 10/19/25	475	496,375
5.05%, 01/27/27	200	200,560
Golden Nugget, Inc., 6.75%, 10/15/24(b)(h)	1,462	1,478,331
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)	145	152,830
5.75%, 05/01/28(b)	99	106,551
4.88%, 01/15/30(h)	952	1,009,882
4.00%, 05/01/31(b)	233	233,000
International Game Technology PLC, 3.50%, 06/15/26	EUR 100	119,674
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(b)(h)	USD 368	379,253
Marriott International, Inc., Series EE, 5.75%, 05/01/25	178	204,254
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	40	41,775
McDonald’s Corp., 3.70%, 01/30/26(h)	405	446,355
Melco Resorts Finance Ltd., 5.25%, 04/26/26	250	257,891
Merlin Entertainments PLC, 5.75%, 06/15/26(b)	200	211,500
MGM China Holdings Ltd., 5.88%, 05/15/26	250	261,719
MGM Resorts International
7.75%, 03/15/22(h)	575	605,705
6.00%, 03/15/23(h)	416	445,640
5.75%, 06/15/25	29	31,610
Powdr Corp., 6.00%, 08/01/25(b)	229	241,332
Scientific Games International, Inc.
8.63%, 07/01/25(b)	203	220,702
5.00%, 10/15/25(b)(h)	867	897,952
3.38%, 02/15/26	EUR 100	117,153
8.25%, 03/15/26(b)(h)	USD 565	605,962
7.00%, 05/15/28(b)	174	185,938
7.25%, 11/15/29(b)	51	55,335
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)(h)	753	814,181
Spirit Issuer PLC, Series A5, 5.47%, 12/28/34	GBP4,500	6,886,064
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25	100	145,442
Studio City Finance Ltd., 6.00%, 07/15/25	USD 346	364,395
Vail Resorts, Inc., 6.25%, 05/15/25(b)	154	164,203
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)	158	159,817
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	192	201,049
Wynn Macau Ltd.
5.50%, 01/15/26	347	360,880
5.50%, 10/01/27	200	207,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25	239	259,096
5.13%, 10/01/29(h)	748	765,578
Yum! Brands, Inc.
7.75%, 04/01/25(b)(h)	395	432,031
4.75%, 01/15/30(b)(h)	279	294,987
3.63%, 03/15/31	96	92,280
5.35%, 11/01/43	71	74,905

		28,494,050

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(b)	USD 412	$412,256
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	232	248,820
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)	200	232,500
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)	307	328,490
Lennar Corp., 4.75%, 05/30/25	4	4,455
Mattamy Group Corp., 4.63%, 03/01/30(b)	233	231,434
Meritage Homes Corp., 5.13%, 06/06/27	50	54,875
Modern Land China Co. Ltd., 9.80%, 04/11/23	231	220,605
NCR Corp.(b)
5.75%, 09/01/27	220	232,788
5.00%, 10/01/28	110	111,100
5.13%, 04/15/29(c)	185	186,388
6.13%, 09/01/29	92	97,405
5.25%, 10/01/30	111	112,401
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27	245	270,725
5.13%, 08/01/30	54	57,375
Tempur Sealy International, Inc.
5.50%, 06/15/26	180	186,525
4.00%, 04/15/29(b)	308	306,460
Toll Brothers Finance Corp., 4.35%, 02/15/28	12	12,975
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	11	12,155
Tri Pointe Homes, Inc., 5.25%, 06/01/27	15	16,050

		3,335,782

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/21(a)(d)(f)(j)	200	—
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(b)	72	72,000

		72,000

Independent Power and Renewable Electricity Producers — 1.2%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24	200	220,187
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24	200	211,437
Calpine Corp.(b)
5.25%, 06/01/26(h)	481	494,588
4.50%, 02/15/28(h)	494	498,150
5.13%, 03/15/28(h)	1,275	1,280,929
4.63%, 02/01/29(h)	230	224,087
5.00%, 02/01/31	222	216,672
3.75%, 03/01/31	5	4,766
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)(h)	287	298,592
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)	200	203,000
Greenko Dutch BV
5.25%, 07/24/24	200	207,375
3.85%, 03/29/26	200	200,688
Greenko Mauritius Ltd., 6.25%, 02/21/23	200	205,687
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26	200	213,375
India Green Energy Holdings
5.38%, 04/29/24(b)	250	259,687
5.38%, 04/29/24	250	259,687
NRG Energy, Inc.
6.63%, 01/15/27(h)	745	774,800
5.75%, 01/15/28	63	66,938

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
5.25%, 06/15/29(b)(h)	USD 253	$270,710
3.63%, 02/15/31(b)	299	291,525
ReNew Power Pvt Ltd., 5.88%, 03/05/27	200	212,187
ReNew Power Synthetic, 6.67%, 03/12/24	200	210,125
TerraForm Power Operating LLC(b)
4.25%, 01/31/23	106	109,445
5.00%, 01/31/28	96	103,589
4.75%, 01/15/30	186	193,126

		7,231,352

Insurance — 2.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(h)
4.25%, 10/15/27	1,112	1,113,390
6.75%, 10/15/27	1,882	2,003,144
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(h)	360	386,235
AmWINS Group, Inc., 7.75%, 07/01/26(b)	123	131,610
Aon PLC, 3.88%, 12/15/25(h)	1,115	1,232,083
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(m)	306	328,030
Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47(a)	EUR 100	143,363
AssuredPartners, Inc., 5.63%, 01/15/29(b)	USD 267	272,073
Global Atlantic Fin Co., 8.63%, 04/15/21(b)(h)	750	751,662
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	379	406,951
HUB International Ltd., 7.00%, 05/01/26(b)(h)	1,226	1,273,091
Lincoln National Corp., 3.35%, 03/09/25(h)	845	914,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (3 mo. EURIBOR + 3.50%), 6.00%, 05/26/41(a)	EUR 400	472,844
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)(h)	USD 595	641,847
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR 100	124,035
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(h)	USD3,500	3,743,679

		13,938,451

Interactive Media & Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21	200	203,500
Arches Buyer, Inc., 4.25%, 06/01/28(b)	110	109,802
Cablevision Lightpath LLC(b)
3.88%, 09/15/27	200	198,000
5.63%, 09/15/28	400	405,880
Netflix, Inc.
3.63%, 06/15/25(b)	96	102,319
4.88%, 04/15/28	109	123,306
5.88%, 11/15/28(h)	730	882,985
6.38%, 05/15/29	34	42,160
5.38%, 11/15/29(b)(h)	827	977,969
3.63%, 06/15/30	EUR 100	137,089
4.88%, 06/15/30(b)(h)	USD 467	537,769
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(b)	245	244,387
Twitter, Inc., 3.88%, 12/15/27(b)	177	185,583
United Group BV, 4.00%, 11/15/27	EUR 100	115,818

		4,266,567

Internet Software & Services(b) — 0.9%
Booking Holdings, Inc., 0.75%, 05/01/25(k)	USD 480	705,600

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet Software & Services (continued)
Expedia Group, Inc.
3.60%, 12/15/23	USD 325	$345,915
6.25%, 05/01/25	145	167,723
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27	303	320,423
3.50%, 03/01/29	125	122,813
Match Group Holdings II LLC
4.63%, 06/01/28	157	160,416
5.63%, 02/15/29	177	189,833
4.13%, 08/01/30	198	198,556
Uber Technologies, Inc.
7.50%, 05/15/25(h)	890	960,461
0.00%, 12/15/25(k)(l)	683	717,577
8.00%, 11/01/26(h)	311	336,657
7.50%, 09/15/27(h)	567	626,297
6.25%, 01/15/28(h)	318	346,366

		5,198,637

IT Services — 1.3%
Austin BidCo, Inc., 7.13%, 12/15/28(b)	72	73,260
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)(h)	1,533	1,632,645
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(b)(h)	363	364,906
Camelot Finance SA, 4.50%, 11/01/26(b)(h)	564	583,131
Castle US Holding Corp., 9.50%, 02/15/28(b)	534	544,680
Dun & Bradstreet Corp.(b)(h)
6.88%, 08/15/26	597	637,417
10.25%, 02/15/27	297	331,526
Fair Isaac Corp., 4.00%, 06/15/28(b)	169	173,318
Gartner, Inc.(b)
4.50%, 07/01/28	296	305,250
3.75%, 10/01/30(h)	416	412,560
Presidio Holdings, Inc., 4.88%, 02/01/27(b)	293	300,331
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)	426	433,167
Science Applications International Corp., 4.88%, 04/01/28(b)(h)	254	262,572
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(b)
5.75%, 06/01/25	243	256,669
6.75%, 06/01/25(h)	934	954,431
Twilio, Inc., 3.88%, 03/15/31	127	129,713
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	252	247,144

		7,642,720

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(b)(h)	295	310,178
5.88%, 12/15/27(b)	293	321,661
3.75%, 04/01/29(b)	103	103,644
6.20%, 10/01/40	67	78,558
5.45%, 11/01/41	91	99,417

		913,458

Machinery — 0.8%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)	108	107,055
Colfax Corp.(b)
6.00%, 02/15/24(h)	432	445,392
6.38%, 02/15/26(n)	127	135,096
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)	558	606,825

Security	Par (000)	Value

Machinery (continued)
Mueller Water Products, Inc., 5.50%, 06/15/26(b)	USD 336	$347,239
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)	353	360,166
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	167	179,107
Terex Corp.(b)
5.63%, 02/01/25(h)	324	333,114
5.00%, 05/15/29(c)	298	308,490
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)(h)	727	755,135
Vertical Holdco GmbH, 7.63%, 07/15/28(b)	400	430,100
Vertical Midco GmbH, 4.38%, 07/15/27	EUR 100	123,157
Vertical US Newco, Inc., 5.25%, 07/15/27(b)(h)	USD 394	412,469

		4,543,345

Media — 8.5%
Altice Financing SA
7.50%, 05/15/26(b)(h)	1,143	1,194,435
3.00%, 01/15/28	EUR 100	112,132
5.00%, 01/15/28(b)(h)	USD 378	373,250
Altice France Holding SA(b)
10.50%, 05/15/27(h)	1,673	1,881,657
6.00%, 02/15/28	382	376,381
AMC Networks, Inc.
4.75%, 08/01/25	222	227,733
4.25%, 02/15/29	123	119,618
Block Communications, Inc., 4.88%, 03/01/28(b)	128	130,369
Cable One, Inc.(b)
1.13%, 03/15/28(k)	624	628,680
4.00%, 11/15/30	178	176,078
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27(h)	680	718,974
5.88%, 05/01/27(h)	349	360,168
5.00%, 02/01/28	34	35,960
5.38%, 06/01/29(h)	1,202	1,289,145
4.75%, 03/01/30	132	136,785
4.50%, 08/15/30(h)	1,300	1,324,960
4.25%, 02/01/31(h)	678	679,505
4.50%, 05/01/32(h)	734	743,175
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(h)	2,425	2,749,093
Clear Channel International BV, 6.63%, 08/01/25(b)	384	401,322
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(b)	487	481,643
Clear Channel Worldwide Holdings, Inc.(h)
9.25%, 02/15/24	811	843,683
5.13%, 08/15/27(b)	1,880	1,890,810
Comcast Corp., 3.95%, 10/15/25(h)	3,000	3,351,421
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)(h)	2,066	2,199,753
CSC Holdings LLC
6.75%, 11/15/21	187	191,909
5.25%, 06/01/24	123	132,686
6.50%, 02/01/29(b)(h)	865	955,825
5.75%, 01/15/30(b)(h)	660	695,142
4.13%, 12/01/30(b)(h)	397	394,332
4.63%, 12/01/30(b)(h)	1,443	1,419,356
3.38%, 02/15/31(b)(h)	257	242,222
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(h)	590	424,800
Discovery Communications LLC(h) 3.25%, 04/01/23	1,490	1,556,671

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC(h) (continued)
3.45%, 03/15/25	USD 170	$182,490
DISH DBS Corp.
6.75%, 06/01/21(h)	627	632,016
5.88%, 07/15/22(h)	1,396	1,458,122
5.00%, 03/15/23	358	373,483
7.75%, 07/01/26(h)	853	941,486
DISH Network Corp.(k)
2.38%, 03/15/24	312	299,910
3.38%, 08/15/26	385	370,100
Entercom Media Corp., 6.50%, 05/01/27(b)	286	295,652
GCI LLC, 4.75%, 10/15/28(b)	89	91,114
Hughes Satellite Systems Corp., 5.25%, 08/01/26	177	194,787
iHeartCommunications, Inc.
6.38%, 05/01/26	264	280,351
5.25%, 08/15/27(b)	122	125,490
4.75%, 01/15/28(b)	78	78,585
Lamar Media Corp., 4.00%, 02/15/30	126	125,650
LCPR Senior Secured Financing DAC(b)
6.75%, 10/15/27(h)	400	426,460
5.13%, 07/15/29	568	578,008
Liberty Broadband Corp.(b)(k)
1.25%, 09/30/50	502	490,956
2.75%, 09/30/50	825	833,589
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)	435	435,130
Lions Gate Capital Holdings LLC(b)
6.38%, 02/01/24	25	25,797
5.88%, 11/01/24	171	176,024
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	200	210,500
Live Nation Entertainment, Inc.
2.50%, 03/15/23(k)	473	660,734
4.88%, 11/01/24(b)	31	31,549
2.00%, 02/15/25(k)	150	166,125
6.50%, 05/15/27(b)(h)	966	1,072,260
4.75%, 10/15/27(b)	91	91,683
3.75%, 01/15/28(b)	189	186,401
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR 100	120,191
Meredith Corp., 6.88%, 02/01/26	USD 45	46,279
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	177	184,027
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(m)	520	549,087
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(h)	383	386,830
4.25%, 01/15/29	121	116,489
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(b)	228	226,860
Radiate Holdco LLC/Radiate Finance, Inc.(b)(h)
4.50%, 09/15/26	886	895,967
6.50%, 09/15/28	2,011	2,123,515
Sable International Finance Ltd.
5.75%, 09/07/27	270	283,162
5.75%, 09/07/27(b)	200	210,750
Scripps Escrow II, Inc.(b)
3.88%, 01/15/29	17	16,703
5.38%, 01/15/31	169	167,733
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	273	263,104

Security	Par (000)	Value

Media (continued)
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27	USD 170	$178,339
5.50%, 07/01/29(h)	887	959,069
4.13%, 07/01/30(h)	310	310,356
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR 100	123,368
TEGNA, Inc., 5.50%, 09/15/24(b)	USD 28	28,455
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	200	210,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)	332	332,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)(h)	654	703,737
Univision Communications, Inc.(b)
5.13%, 02/15/25	133	134,663
6.63%, 06/01/27	132	140,966
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR 100	118,443
Videotron Ltd., 5.13%, 04/15/27(b)	USD 439	463,968
Virgin Media Secured Finance PLC(b)
5.50%, 08/15/26	200	207,521
5.50%, 05/15/29(h)	400	424,500
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(h)	754	767,195
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)	200	200,800
WMG Acquisition Corp.(b)
5.50%, 04/15/26	166	170,665
3.88%, 07/15/30	136	137,312
Ziggo Bond Co. BV(b)
6.00%, 01/15/27	199	207,458
5.13%, 02/28/30	225	230,063
Ziggo BV
4.25%, 01/15/27	EUR 80	97,560
5.50%, 01/15/27(b)(h)	USD 534	556,027
4.88%, 01/15/30(b)(h)	200	204,427

		51,771,714

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24	250	269,609
Allegheny Technologies, Inc., 7.88%, 08/15/23	68	73,760
Arconic Corp.(b)
6.00%, 05/15/25	332	357,825
6.13%, 02/15/28	343	365,295
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(h)	1,049	1,142,569
Constellium SE(b)
5.75%, 05/15/24(h)	506	512,325
5.88%, 02/15/26(h)	588	605,934
5.63%, 06/15/28	250	263,812
3.75%, 04/15/29	506	483,776
Freeport-McMoRan, Inc.
4.38%, 08/01/28	433	459,305
5.45%, 03/15/43	929	1,117,587
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)	200	216,813
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)(h)	371	379,143
HTA Group Ltd., 7.00%, 12/18/25(b)	200	211,750
JSW Steel Ltd., 5.95%, 04/18/24	200	212,563
Kaiser Aluminum Corp.(b)
6.50%, 05/01/25	103	109,149
4.63%, 03/01/28	66	67,554
New Gold, Inc., 7.50%, 07/15/27(b)(h)	545	564,456
Nexa Resources SA, 5.38%, 05/04/27(b)	237	257,204

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Novelis Corp.(b)(h)
5.88%, 09/30/26	USD	502	$523,962
4.75%, 01/30/30		881	908,047
Periama Holdings LLC, 5.95%, 04/19/26		200	211,000
thyssenkrupp AG
1.88%, 03/06/23	EUR	43	50,446
2.88%, 02/22/24		84	100,308
Usiminas International Sarl, 5.88%, 07/18/26(b)	USD	200	210,688
Vale Overseas Ltd.
6.25%, 08/10/26		63	74,702
3.75%, 07/08/30		155	161,185
Vedanta Resources Finance II PLC
8.00%, 04/23/23		313	285,725
13.88%, 01/21/24		200	215,813
8.95%, 03/11/25(b)		300	286,650
8.95%, 03/11/25		293	279,961

			10,978,916

Multi-line Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25		200	164,250
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		396	403,920
Nordstrom, Inc., 8.75%, 05/15/25(b)		136	153,920

			722,090

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc., 3.90%, 10/01/25(h)		285	317,602
Entegris, Inc.(b)
4.63%, 02/10/26		190	196,650
4.38%, 04/15/28		231	238,195

			752,447

Oil, Gas & Consumable Fuels — 9.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		648	670,680
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
7.88%, 05/15/26		201	216,180
5.75%, 03/01/27		79	79,017
Antero Resources Corp., 8.38%, 07/15/26(b)		308	339,570
Apache Corp.
4.88%, 11/15/27		211	216,275
4.38%, 10/15/28		12	11,964
5.10%, 09/01/40		237	231,667
5.25%, 02/01/42		40	39,400
4.75%, 04/15/43		328	304,220
4.25%, 01/15/44		184	165,598
5.35%, 07/01/49		72	68,760
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		225	285,750
8.25%, 12/31/28		115	119,600
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		148	108,448
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)		168	181,057
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)(h)		498	501,884
Buckeye Partners LP
4.13%, 03/01/25(b)(h)		262	267,316
4.50%, 03/01/28(b)(h)		306	306,765
5.85%, 11/15/43		145	140,848

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued)
5.60%, 10/15/44	USD	166	$160,107
Callon Petroleum Co., 9.00%, 04/01/25(b)		641	650,218
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31	EUR	100	112,893
Cenovus Energy, Inc., 5.40%, 06/15/47	USD	113	125,806
Centennial Resource Production LLC
6.88%, 04/01/27(b)(h)		255	226,950
3.25%, 04/01/28(k)		436	416,947
Cheniere Energy Partners LP
5.63%, 10/01/26		173	180,906
4.50%, 10/01/29(h)		529	548,584
4.00%, 03/01/31(b)		617	627,797
Cheniere Energy, Inc., 4.63%, 10/15/28(b)(h)		1,311	1,361,526
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		56	58,290
5.88%, 02/01/29		175	185,500
Citgo Holding, Inc., 9.25%, 08/01/24(b)		228	226,290
CNX Resources Corp.(b)
2.25%, 05/01/26(k)		290	391,877
7.25%, 03/14/27		36	38,668
6.00%, 01/15/29		317	329,420
Colgate Energy Partners III LLC, 7.75%, 02/15/26(b)		272	266,617
Comstock Resources, Inc.
7.50%, 05/15/25(b)(h)		160	166,000
9.75%, 08/15/26		103	112,013
6.75%, 03/01/29(b)		642	658,050
Continental Resources, Inc.
5.00%, 09/15/22		157	157,126
4.50%, 04/15/23		29	30,035
5.75%, 01/15/31(b)		227	256,478
4.90%, 06/01/44		233	233,005
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23		21	21,004
5.63%, 05/01/27(b)		249	244,642
6.00%, 02/01/29(b)		208	204,880
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(h)		1,225	1,249,769
DCP Midstream Operating LP(b)
6.45%, 11/03/36		226	252,555
6.75%, 09/15/37(h)		392	437,570
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(b)		692	738,862
Dycom Industries, Inc., 4.50%, 04/15/29(b)		102	102,255
eG Global Finance PLC
6.75%, 02/07/25(b)		596	609,410
6.25%, 10/30/25	EUR	142	169,504
8.50%, 10/30/25(b)	USD	339	361,119
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(a)(h)		1,565	1,638,402
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		192	205,198
5.50%, 01/30/26(h)		815	845,807
5.75%, 01/30/28		386	407,740
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)		130	131,040
Energy Transfer LP, 3.90%, 07/15/26(h)		235	252,979

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28(b)	USD	174	$168,255
5.38%, 06/01/29		82	76,670
EnLink Midstream Partners LP
4.40%, 04/01/24		240	241,920
4.15%, 06/01/25		17	16,621
4.85%, 07/15/26		115	111,093
5.60%, 04/01/44		197	163,510
5.05%, 04/01/45		32	24,753
EQM Midstream Partners LP
6.00%, 07/01/25(b)(h)		255	274,444
4.13%, 12/01/26		100	99,250
6.50%, 07/01/27(b)(h)		364	395,759
4.50%, 01/15/29(b)		240	233,870
4.75%, 01/15/31(b)(h)		791	767,270
EQT Corp.
1.75%, 05/01/26(b)(k)		426	625,709
3.90%, 10/01/27		271	276,420
8.50%, 02/01/30		170	216,801
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24		169	165,198
6.50%, 10/01/25		46	45,092
7.75%, 02/01/28		118	118,035
Geopark Ltd., 6.50%, 09/21/24(b)		200	207,312
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	190,687
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		151	134,390
Harvest Midstream I LP, 7.50%, 09/01/28(b)		347	372,921
Hess Corp., 4.30%, 04/01/27		50	54,492
Hess Midstream Operations LP, 5.63%, 02/15/26(b) .		210	216,300
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
5.75%, 02/01/29		293	295,564
6.00%, 02/01/31		147	149,205
Hilong Holding Ltd., 8.25%, 09/26/22(f)(j)		200	151,938
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,250
Impulsora Pipeline LLC, 6.05%, 01/01/43(d)		1,418	1,369,280
Indigo Natural Resources LLC, 5.38%, 02/01/29(b)		512	504,428
Leviathan Bond Ltd., 5.75%, 06/30/23(b)		227	237,543
Matador Resources Co., 5.88%, 09/15/26(h)		996	969,855
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	252,031
MEG Energy Corp.(b)
6.50%, 01/15/25(h)		635	655,923
7.13%, 02/01/27		6	6,285
5.88%, 02/01/29		134	134,335
MPLX LP, 4.25%, 12/01/27		185	207,973
Murphy Oil Corp.
5.75%, 08/15/25		119	118,976
6.38%, 12/01/42		29	26,390
Murphy Oil USA, Inc., 4.75%, 09/15/29		146	153,300
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	200,750
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(b)		74	75,850
New Fortress Energy, Inc.(b)
6.75%, 09/15/25(h)		1,128	1,158,907
6.50%, 09/30/26(c)		1,038	1,045,785
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		362	371,955
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		227	301,089
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)(h)		479	476,246

Security	Par (000)			Value

Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP
6.00%, 06/01/26	USD	163		$175,728
6.38%, 10/01/30		25		27,031
Occidental Petroleum Corp.
2.70%, 08/15/22(h)		430		430,161
2.70%, 02/15/23		140		139,681
6.95%, 07/01/24		63		69,129
2.90%, 08/15/24(h)		466		460,893
5.50%, 12/01/25		136		143,820
3.40%, 04/15/26		68		66,028
3.20%, 08/15/26		16		15,352
3.00%, 02/15/27		4		3,764
8.88%, 07/15/30		34		42,874
6.13%, 01/01/31(h)		477		526,703
4.30%, 08/15/39(h)		482		408,741
6.20%, 03/15/40(h)		909		933,997
4.50%, 07/15/44		428		364,819
4.63%, 06/15/45(h)		498		435,800
6.60%, 03/15/46		26		27,693
4.40%, 04/15/46(h)		432		369,982
4.10%, 02/15/47		64		51,281
4.20%, 03/15/48(h)		296		240,530
4.40%, 08/15/49		104		86,972
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(i)		—	(o)	29
Oil and Gas Holding Co., 7.63%, 11/07/24		200		222,562
Ovintiv Exploration, Inc.
5.75%, 01/30/22		89		91,917
5.38%, 01/01/26		33		36,367
Ovintiv, Inc.
7.38%, 11/01/31		59		75,048
6.50%, 08/15/34		240		290,560
Parkland Corp., 4.50%, 10/01/29(b)(c)		286		286,357
Parsley Energy LLC/Parsley Finance Corp.(b)
5.63%, 10/15/27		271		293,696
4.13%, 02/15/28		281		297,509
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		611		623,800
PDC Energy, Inc.
1.13%, 09/15/21(k)		922		913,932
6.13%, 09/15/24		151		154,945
6.25%, 12/01/25		122		122,610
5.75%, 05/15/26		235		243,754
Pertamina Persero PT, 3.65%, 07/30/29		202		211,342
Petrobras Global Finance BV
5.30%, 01/27/25(h)		500		548,750
5.60%, 01/03/31		321		338,334
Petroleos Mexicanos
6.35%, 02/12/48		41		33,774
6.95%, 01/28/60		125		106,719
Pioneer Natural Resources Co., 0.25%, 05/15/25(b)(k)		571		894,186
Puma International Financing SA, 5.13%, 10/06/24(b)		200		199,937
Range Resources Corp, 9.25%, 02/01/26		62		67,364
Range Resources Corp.
5.88%, 07/01/22		44		44,220
5.00%, 08/15/22		252		256,460
5.00%, 03/15/23(h)		189		192,071
4.88%, 05/15/25		14		13,860

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (continued)
8.25%, 01/15/29(b)	USD	148	$158,360
Rattler Midstream LP, 5.63%, 07/15/25(b)		239	249,545
Saudi Arabian Oil Co., 2.25%, 11/24/30(b)		442	424,121
SM Energy Co.
6.13%, 11/15/22		19	18,734
5.00%, 01/15/24		14	13,167
10.00%, 01/15/25(b)(h)		914	1,028,250
Southwestern Energy Co.
4.10%, 03/15/22		252	252,000
6.45%, 01/23/25		125	134,178
7.50%, 04/01/26		51	53,959
8.38%, 09/15/28		127	139,383
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44		315	331,848
5.40%, 10/01/47		136	146,852
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		33	33,901
6.00%, 04/15/27		63	65,914
5.88%, 03/15/28		124	129,782
4.50%, 05/15/29(b)		118	117,558
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(b)(h)		462	468,930
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		304	318,250
5.38%, 02/01/27		2	2,074
6.50%, 07/15/27		195	211,903
5.00%, 01/15/28		359	373,809
6.88%, 01/15/29(h)		521	573,986
5.50%, 03/01/30		364	382,200
4.88%, 02/01/31(b)		93	94,232
Teine Energy Ltd., 6.88%, 04/15/29(b)(c)		175	177,118
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(h)		280	310,876
Transocean, Inc., 11.50%, 01/30/27(b)		171	146,670
Vine Energy Holdings LLC, 6.75%, 04/15/29		556	556,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(b)		58	61,741
Viper Energy Partners LP, 5.38%, 11/01/27(b)		182	189,280
Western Midstream Operating LP
3.95%, 06/01/25		181	185,889
4.75%, 08/15/28		37	38,665
5.45%, 04/01/44		339	347,644
5.30%, 03/01/48		346	347,225
5.50%, 08/15/48		83	81,682
6.50%, 02/01/50		779	842,294

			54,507,570

Personal Products — 0.0%
Coty, Inc., 4.00%, 04/15/23		EUR100	114,597
Edgewell Personal Care Co., 5.50%, 06/01/28(b)		USD113	119,328

			233,925

Pharmaceuticals — 1.7%
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)(h)		973	1,079,422
Bausch Health Cos., Inc.(b)
6.13%, 04/15/25(h)		89	91,243
9.00%, 12/15/25(h)		300	325,941
5.75%, 08/15/27		145	156,056
7.00%, 01/15/28		366	397,311

Security	Par (000)		Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.(b) (continued)
5.00%, 01/30/28	USD	214	$216,675
5.00%, 02/15/29		523	519,404
6.25%, 02/15/29(h)		529	562,306
7.25%, 05/30/29(h)		498	555,893
5.25%, 01/30/30		828	832,306
5.25%, 02/15/31		292	290,604
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28		EUR100	122,547
CVS Health Corp., 4.75%, 12/01/22(h)		USD165	174,604
Elanco Animal Health, Inc., 5.90%, 08/28/28		156	176,865
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(b)
9.50%, 07/31/27		793	861,396
6.00%, 06/30/28		323	261,630
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)		481	485,209
Jaguar Holding Co. II/PPD Development LP(b)(h)
4.63%, 06/15/25		425	443,403
5.00%, 06/15/28		589	613,443
Nidda BondCo GmbH, 7.25%, 09/30/25		EUR100	121,369
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	117,856
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		USD222	237,540
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)(h)		1,297	1,375,663
Prestige Brands, Inc., 3.75%, 04/01/31(b)		149	142,109
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		EUR100	129,107

			10,289,902

Real Estate Management & Development — 4.3%
Adler Real Estate AG, 3.00%, 04/27/26		100	122,530
Agile Group Holdings Ltd.
6.05%, 10/13/25		USD200	206,813
(5 year CMT + 11.08%), 7.75%(a)(m)		400	410,000
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26		260	260,000
Central China Real Estate Ltd.
6.88%, 08/08/22		200	194,938
7.25%, 04/24/23		200	189,000
CFLD Cayman Investment Ltd.(f)(j)
8.63%, 02/28/21		200	76,438
8.75%, 09/28/22		200	73,563
6.90%, 01/13/23		200	73,938
8.60%, 04/08/24		200	73,938
China Aoyuan Group Ltd.
7.50%, 05/10/21		200	199,994
7.95%, 02/19/23		450	464,625
6.35%, 02/08/24		400	400,875
6.20%, 03/24/26		200	191,563
China Evergrande Group
8.25%, 03/23/22		200	190,626
9.50%, 04/11/22		200	192,125
11.50%, 01/22/23		450	423,281
12.00%, 01/22/24		250	231,641
China SCE Group Holdings Ltd.
7.25%, 04/19/23		200	205,813
7.38%, 04/09/24		400	411,375
7.00%, 05/02/25		255	258,187
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/24		200	212,250
6.45%, 11/07/24		200	212,562
6.00%, 07/16/25		200	212,250
5.25%, 05/13/26		335	343,789

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	$123,620
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		USD200	213,875
6.15%, 09/17/25		200	221,687
5.13%, 01/14/27		200	212,187
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		322	348,162
Easy Tactic Ltd.
9.13%, 07/28/22		400	398,625
8.13%, 02/27/23		200	191,000
8.63%, 02/27/24		200	185,500
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22		200	203,840
11.88%, 06/01/23		200	197,375
9.25%, 07/28/23		200	184,375
9.88%, 10/19/23		200	184,750
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		389	406,554
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	203,188
Greenland Global Investment Ltd.
5.60%, 11/13/22		200	177,625
6.25%, 12/16/22		200	191,438
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		100	102,750
Heimstaden Bostad AB, (5 year EUR Swap + 3.67%), 3.25%(a)(m)		EUR100	120,788
Hopson Development Holdings Ltd., 7.50%, 06/27/22		USD200	204,188
Howard Hughes Corp.(b)
5.38%, 08/01/28		342	359,527
4.13%, 02/01/29		184	179,900
4.38%, 02/01/31		214	209,586
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		200	209,812
11.50%, 01/30/23		200	206,688
10.88%, 07/23/23		600	622,875
9.38%, 06/30/24		400	384,500
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	202,938
7.88%, 09/01/23		200	206,250
7.40%, 03/05/24		200	209,687
5.88%, 11/10/24		231	233,815
Logan Group Co. Ltd.
6.50%, 07/16/23		200	205,000
6.90%, 06/09/24		200	211,812
5.75%, 01/14/25		200	209,937
4.50%, 01/13/28		200	194,000
MAF Sukuk Ltd., 4.64%, 05/14/29		275	304,648
New Metro Global Ltd.
6.80%, 08/05/23		200	209,875
4.80%, 12/15/24		280	282,100
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	208,437
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)		257	253,466
Redsun Properties Group Ltd.
9.95%, 04/11/22		200	206,812
7.30%, 01/13/25		400	385,875
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		513	545,383

Security	Par (000)		Value

Real Estate Management & Development (continued)
RKPF Overseas Ltd. (continued)
Series 2019-A, 6.00%, 09/04/25	USD	200	$207,437
Series 2020-A, 5.20%, 01/12/26		232	234,537
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	202,500
10.50%, 03/01/22		200	204,375
8.95%, 01/22/23		200	200,563
7.35%, 12/15/23		200	189,125
Scenery Journey Ltd.
11.50%, 10/24/22		219	200,248
13.00%, 11/06/22		200	186,375
12.00%, 10/24/23		200	176,250
Seazen Group Ltd.
6.45%, 06/11/22		200	205,438
6.00%, 08/12/24		202	213,110
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	216,125
3.45%, 01/11/31		200	190,188
Shui On Development Holding Ltd.
5.75%, 11/12/23		200	205,438
6.15%, 08/24/24		200	208,187
5.50%, 03/03/25		209	210,763
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(m)		200	173,750
Sunac China Holdings Ltd.
7.25%, 06/14/22		200	206,063
7.95%, 10/11/23		200	211,250
7.50%, 02/01/24		400	420,875
6.50%, 01/10/25		200	202,688
7.00%, 07/09/25		400	409,875
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	204,313
Times China Holdings Ltd.
6.75%, 07/16/23		313	325,129
6.75%, 07/08/25		390	409,256
6.20%, 03/22/26		277	280,722
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27		GBP45	65,777
Wanda Group Overseas Ltd., 7.50%, 07/24/22		USD400	357,375
Yango Justice International Ltd.
10.00%, 02/12/23		400	410,625
7.50%, 02/17/25		200	187,500
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	207,625
6.80%, 02/27/24		200	209,937
Yuzhou Group Holdings Co. Ltd.
8.63%, 01/23/22		200	196,500
8.50%, 02/04/23		200	189,100
8.50%, 02/26/24		400	361,000
8.38%, 10/30/24		200	179,500
7.70%, 02/20/25		200	172,700
8.30%, 05/27/25		200	173,500
Zhenro Properties Group Ltd.
8.70%, 08/03/22		200	206,250
8.65%, 01/21/23		200	205,813
7.88%, 04/14/24		300	302,250
6.63%, 01/07/26		200	185,500

			25,852,096

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Road & Rail(b) — 0.3%
Danaos Corp., 8.50%, 03/01/28	USD	100	$106,875
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(h) .		1,559	1,818,438

			1,925,313

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc., 3.90%, 12/15/25(h)		375	415,428
Broadcom, Inc.
4.70%, 04/15/25		941	1,060,629
3.15%, 11/15/25		271	288,841
3.46%, 09/15/26(h)		578	619,881
4.11%, 09/15/28(h)		1,594	1,742,641
Microchip Technology, Inc.
0.13%, 11/15/24(k)		250	294,219
1.63%, 02/15/25(k)		86	297,291
4.25%, 09/01/25(b)(h)		941	983,107
1.63%, 02/15/27(k)		61	138,775
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(b)		33	34,609
ON Semiconductor Corp.
1.63%, 10/15/23(k)		291	603,279
3.88%, 09/01/28(b)		330	339,455
QUALCOMM, Inc., 1.65%, 05/20/32(h)		1,779	1,641,372
Sensata Technologies BV(b)
5.63%, 11/01/24(h)		229	254,190
5.00%, 10/01/25(h)		324	358,020
4.00%, 04/15/29		210	213,786
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		311	325,773
Synaptics, Inc., 4.00%, 06/15/29(b)		192	190,522

			9,801,818

Software — 2.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(h)		696	734,280
ANGI Group LLC, 3.88%, 08/15/28(b)		262	262,000
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		386	379,287
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	124,799
7.13%, 10/02/25(b)(h)	USD	388	416,130
9.13%, 03/01/26(b)(h)		678	721,717
BY Crown Parent LLC, 7.38%, 10/15/24(b)(h)		758	770,318
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(b)(h)		731	759,092
CDK Global, Inc., 4.88%, 06/01/27(h)		388	405,363
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		157	153,499
MSCI, Inc.(b)
4.00%, 11/15/29		83	85,362
3.63%, 09/01/30		147	149,477
3.88%, 02/15/31(h)		435	444,244
Nuance Communications, Inc., 5.63%, 12/15/26(h)		237	248,554
Open Text Corp., 3.88%, 02/15/28(b)(h)		268	269,790
Open Text Holdings, Inc., 4.13%, 02/15/30(b)(h)		256	259,505
Playtika Holding Corp., 4.25%, 03/15/29(b)		296	291,619
PTC, Inc.(b)
3.63%, 02/15/25		76	77,995
4.00%, 02/15/28		187	189,805
Rocket Software, Inc., 6.50%, 02/15/29(b)		412	415,708
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b)(h)		2,213	2,286,250

Security	Par (000)		Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(h)	USD	1,679	$1,788,219
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(h)		1,440	1,495,656

			12,728,669

Specialty Retail — 0.6%
Gap, Inc., 8.88%, 05/15/27(b)		160	186,800
L Brands, Inc.
6.88%, 07/01/25(b)		277	307,802
6.88%, 11/01/35(h)		401	477,908
6.75%, 07/01/36		71	83,780
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28		343	350,790
7.75%, 02/15/29(h)		1,505	1,629,087
Staples, Inc., 7.50%, 04/15/26(b)(h)		708	746,763
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)	EUR	100	110,380

			3,893,310

Technology Hardware, Storage & Peripherals(h) — 0.2%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(b)	USD	638	656,741
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		375	427,647

			1,084,388

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29(b)		156	152,103
Hanesbrands, Inc., 5.38%, 05/15/25(b)		64	67,720
Levi Strauss & Co.
5.00%, 05/01/25(h)		233	237,539
3.50%, 03/01/31(b)		111	107,115
William Carter Co., 5.63%, 03/15/27(b)		160	169,000

			733,477

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)		289	286,110
Jerrold Finco PLC, 5.25%, 01/15/27	GBP	100	139,583
MGIC Investment Corp., 5.25%, 08/15/28	USD	167	173,471
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		214	222,025
5.50%, 08/15/28(h)		254	255,029
5.13%, 12/15/30		139	137,089
PennyMac Financial Services, Inc., 4.25%, 02/15/29(b)		51	48,769

			1,262,076

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	119,987

Transportation Infrastructure — 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	200	207,312
Atlantia SpA, 1.88%, 02/12/28	EUR	100	118,467
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28		100	119,135
Heathrow Finance PLC, 4.63%, 09/01/29	GBP	100	139,459
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)	USD	241	253,050
Simpar Europe SA, 5.20%, 01/26/31(b)		200	195,875
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(b)(h)		435	484,555

			1,517,853

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Utilities — 0.5%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)	USD	200	$206,930
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)		240	239,484
Genneia SA, 8.75%, 01/20/22(b)		200	177,875
Inkia Energy Ltd., 5.88%, 11/09/27(b)(h)		377	395,850
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	250,547
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(h)		519	527,434
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)		107	109,408
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		280	304,850
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		181	202,544
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	168	234,374
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	8	8,290
5.63%, 02/15/27(h)		422	438,618

			3,096,204

Wireless Telecommunication Services — 2.5%
Altice France SA
7.38%, 05/01/26(b)(h)		2,104	2,188,370
5.88%, 02/01/27	EUR	100	124,893
8.13%, 02/01/27(b)(h)	USD	707	774,943
5.50%, 01/15/28(b)(h)		581	595,374
4.13%, 01/15/29	EUR	100	117,289
5.13%, 01/15/29(b)	USD	200	202,500
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		155	160,189
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)		187	196,818
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	292,531
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	119,135
Millicom International Cellular SA
5.13%, 01/15/28	USD	248	259,952
4.50%, 04/27/31(b)		205	213,200
Rogers Communications, Inc., 5.00%, 03/15/44(h)		545	649,538
SBA Communications Corp.(h)
4.88%, 09/01/24		806	827,657
3.88%, 02/15/27		1,248	1,275,706
Sprint Corp.(h)
7.88%, 09/15/23		177	202,311
7.13%, 06/15/24		374	430,567
7.63%, 03/01/26		552	676,034
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)(h)		65	65,488
T-Mobile USA, Inc.
4.50%, 02/01/26(h)		498	509,516
4.75%, 02/01/28(h)		479	509,305
2.88%, 02/15/31(h)		374	361,471
3.50%, 04/15/31		337	339,528
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		597	589,537
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		387	394,014
4.25%, 12/01/26(h)		1,188	1,215,425

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
3.75%, 02/15/27	USD	411	$411,000
4.63%, 12/01/29(h)		498	516,605
4.13%, 08/15/30(h)		894	901,778
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	117,873
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	200	208,725

			15,447,272

Total Corporate Bonds — 81.6% (Cost: $476,037,470)			496,019,879

Floating Rate Loan Interests(a)

Aerospace & Defense — 1.3%
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 10/30/26		289	287,516
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		794	768,471
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		1,477	1,429,359
Peraton Holding Corp.(p)
2nd Lien Term Loan B1, 02/23/29(d)		884	897,260
Delayed Draw Term Loan B, 02/01/28		1,778	1,776,669
Term Loan B, 02/01/28		1,011	1,009,524
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		1,463	1,431,598

			7,600,397

Air Freight & Logistics — 0.2%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,384	1,340,698

Airlines — 0.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 04/20/28(p)		542	554,705
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 01/29/27		64	58,422
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/23		963	919,170
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.11%, 04/28/23		375	356,782
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		283	289,342
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		1,003	1,064,594

			3,243,015

Auto Components — 0.9%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		2,290	2,263,905
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28		983	979,864
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 05/16/24		1,078	1,065,146

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Auto Components (continued)
USI, Inc. (continued)
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.45%, 12/02/26	USD	84	$83,263
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 02/05/26		1,059	1,045,171

			5,437,349

Automobiles — 0.3%
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 03/20/25		1,015	1,010,200
2020 Add-On Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/20/25		561	559,547

			1,569,747

Building Materials — 0.1%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 07/12/26		813	810,088
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25(d)		80	79,601

			889,689

Building Products — 0.6%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		1,017	1,009,535
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		673	672,136
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		221	222,138
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		1,612	1,607,053

			3,510,862

Capital Markets — 0.7%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		2,403	2,402,727
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27.		573	570,658
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/12/24		267	265,008
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27		318	317,805
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26		461	456,512

			4,012,710

Chemicals — 1.5%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		1,048	1,061,532
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		1,366	1,360,877
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.95%, 06/01/24		521	518,024
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/05/24		347	339,541

Security	Par (000)		Value

Chemicals (continued)
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24	USD	559	$558,500
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27		1,104	1,097,941
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/28/25		341	337,151
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26		123	122,042
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 02/09/26(p)		522	520,042
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.70%, 03/01/26		776	769,145
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		726	713,514
NIC Acquisition Corp., Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		289	288,760
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.63%, 10/14/24		990	973,324
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 10/01/25		117	114,904
W.R. Grace & Co.-Conn., 2021 Term Loan B3, 03/30/28(d)(p)		403	399,978

			9,175,275

Commercial Services & Supplies — 1.3%
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 03/11/25		374	370,079
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/23.		154	153,214
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/24.		381	379,493
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26		897	890,423
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.36%, 01/31/28		364	370,370
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		842	842,666
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24		713	708,740
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		188	186,519
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25		177	176,849
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23.		158	139,571
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		445	435,353
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		714	705,375
Prime Security Services Borrower LLC, 2021 Term Loan, (12 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		707	703,350
US Ecology, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 2.61%, 11/01/26		156	155,569

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Verscend Holding Corp.
2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25	USD	1,077	$1,076,145
2021 Term Loan B, 08/27/25(p)		345	345,077

			7,638,793

Communications Equipment — 0.0%
Avantor Funding, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		430	302,700

Construction & Engineering — 0.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		1,698	1,670,004
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.13%, 01/21/28		442	440,441
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25		127	126,520
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		1,134	1,117,657

			3,354,622

Construction Materials — 0.6%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		1,017	1,012,436
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/29/25		1,131	1,113,942
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		508	506,562
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		473	473,341
Tamko Building Products, Inc., Term Loan B, 05/29/26(p)		361	358,971

			3,465,252

Containers & Packaging — 0.7%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24		1,062	1,038,417
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27		2,027	1,840,864
Flex Acquisition Co., Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/02/28		1,000	986,599
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 08/01/26		138	136,617
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		328	327,690

			4,330,187

Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/27		889	881,622

Security	Par (000)		Value

Distributors (continued)
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (2 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(d)	USD	404	$399,528
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/30/24.		1,330	1,172,984

			2,454,134

Diversified Consumer Services — 0.8%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27		203	200,277
APX Group, Inc., 2020 Term Loan, (PRIME + 4.00%), 7.25%, 12/31/25		62	61,783
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		767	763,290
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		318	318,203
Bright Horizons Family Solutions, LLC, 2017 Term Loan B, (PRIME + 0.75%), 4.00%, 11/07/23		780	773,232
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 07/11/25.		961	944,827
Midas Intermediate Holdco II, LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 12/22/25		844	863,978
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/24		410	406,180
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/28/27		299	299,748
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		189	190,889
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23.		254	241,890

			5,064,297

Diversified Financial Services — 3.0%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26		719	717,708
Alchemy Copyrights, LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/14/27(d)		346	346,262
AlixPartners LLP, 2021 USD Term Loan B, 02/04/28(p)		1,383	1,377,039
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 11/18/24		262	264,421
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		545	543,274
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 02/17/23(d)		35	34,230
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		261	266,546

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
Delta TopCo, Inc. (continued)
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27	USD	1,765	$1,761,223
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		519	509,867
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(d)		610	604,663
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		687	671,267
LBM Acquisition LLC
Delayed Draw Term Loan, 12/18/27(p)		87	86,255
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		390	388,148
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 11/02/27 .		422	422,875
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		2,734	2,720,477
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		370	368,613
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.71%, 01/23/25		536	508,824
SpA Holdings 3 Oy, USD Term Loan B, 03/11/28(d)(p)		466	464,835
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.45%, 07/30/25		876	834,021
Therma Intermediate LLC, 2020 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/16/27		284	283,919
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		2,846	2,855,863
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27		1,387	1,380,543
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.61%, 04/30/28		600	593,454

			18,004,327

Diversified Telecommunication Services — 1.0%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/30/27		230	228,851
Consolidated Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/02/27		349	348,967
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		621	618,410
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		478	474,816
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		1,076	1,073,398
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		145	147,175
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		50	50,736
Iridium Satellite LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 11/04/26		720	721,148

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 03/01/27	USD	566	$558,432
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24.		998	995,598
TDC A/S, EUR Term Loan, (6 mo. EURIBOR + 3.00%), 3.00%, 06/11/25	EUR	819	957,386

			6,174,917

Electric Utilities — 0.4%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/15/27	USD	570	569,812
Triton Water Holdings, Inc, Term Loan, 03/18/28(p)		1,716	1,707,952

			2,277,764

Electrical Equipment — 0.1%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27		870	866,871

Electronic Equipment, Instruments & Components — 0.0%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 02/12/25		246	245,341

Environmental, Maintenance, & Security Service — 0.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 09/07/27		795	792,397
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27.		1,042	1,040,071

			1,832,468

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.00%, 05/11/24		245	242,494
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 12/20/24		580	572,737

			815,231

Food & Staples Retailing — 0.4%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.11%, 05/23/25		502	499,540
Hearthside Food Solutions LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.68%), 3.80%, 05/23/25		267	263,930
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 06/27/23		1,429	1,408,800
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/13/26		401	392,934

			2,565,204

Food Products — 1.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 10/01/25		459	458,251
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.61%, 10/10/26		163	162,595
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		1,400	1,397,865
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.86%, 01/29/28		123	124,590

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products (continued)
Froneri International Ltd. (continued)
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.36%, 01/29/27	USD	2,044	$2,014,427
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 08/03/25		424	421,048
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 05/01/26		114	113,058
Pathway Vet Alliance LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 03/31/27		232	230,001
Reynolds Group Holdings Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.36%, 02/05/26		257	254,228
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/23		319	317,798
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		251	250,075
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/20/28		240	239,847

			5,983,783

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27.		867	866,394
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		853	851,649

			1,718,043

Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25		334	333,664
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		953	949,452
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		543	542,718
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		753	647,670
EyeCare Partners LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 02/18/27		870	860,207
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.75%, 03/05/26		422	401,112
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 08/06/26		1,667	1,659,834
HCA, Inc., Term Loan B13, (1 mo. LIBOR + 1.75%), 1.86%, 03/18/26		272	271,981
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		429	426,902
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		21	20,797
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		578	575,833

			6,690,170

Security	Par (000)		Value

Health Care Services — 0.4%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26	USD	1,138	$1,127,234
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27(d)		584	584,535
WP CityMD Bidco LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		705	703,296

			2,415,065

Health Care Technology — 0.2%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		146	146,121
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 10/10/25		1,119	1,114,567

			1,260,688

Hotels, Restaurants & Leisure — 2.8%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 11/19/26		1,000	981,184
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(d)		280	271,873
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		431	431,912
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.33%, 09/15/23		392	390,432
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 12/23/24		1,353	1,331,625
2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		1,481	1,482,350
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (3 mo. LIBOR + 2.00%), 2.12%, 03/10/28(d)		346	343,837
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		1,854	1,727,244
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 11/30/23		549	547,335
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 3.70%, 12/01/23		50	48,798
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		1,178	1,158,388
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(d)		80	90,458
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(d)		229	232,283
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		1,859	1,850,620
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		874	865,712

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24	USD	162	$155,275
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 08/14/24		361	353,792
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		518	518,433
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 2.50%, 02/08/27		845	830,723
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.20%, 05/29/26		828	671,647
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor), 2.50%, 02/28/25		441	448,713
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/02/26		977	970,275
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 05/30/25		202	199,670
Zaxby’s Operating Company LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/28/27		723	829,904
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 12/28/28		101	102,010

			16,834,493

Household Durables — 0.1%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/04/27		140	139,793
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		499	498,126

			637,919

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		221	220,310

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/25		890	877,660
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		289	285,966

			1,163,626

Industrial Conglomerates — 0.8%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/03/25		1,307	1,156,206
2020 Term Loan B3, (PIK + 10.00%), 10.00%, 10/15/26		376	435,517
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		453	453,865
Vertical Midco GmbH, USD Term Loan B, (6 mo. LIBOR + 4.25%), 4.48%, 07/31/27		740	741,395
Vertiv Group Corporation, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.87%, 03/02/27		2,038	2,020,466

			4,807,449

Security	Par (000)		Value

Insurance — 1.0%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25	USD	845	$833,841
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		285	280,881
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		1,268	1,257,528
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		167	167,268
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		543	536,737
Hub International Limited, 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		700	699,161
HUB International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.97%, 04/25/25		759	747,995
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		657	655,603
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		176	173,572
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		622	617,528
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		379	379,450

			6,349,564

Interactive Media & Services — 1.2%
Adevinta ASA, USD Term Loan B, 04/20/28(p)		1,071	1,070,465
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		942	935,096
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		1,634	1,632,271
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (3 mo. LIBOR + 2.00%), 2.11%, 08/10/27		838	832,259
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		2,766	2,807,490

			7,277,581

Internet & Direct Marketing Retail — 0.2%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		1,093	1,089,929

Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/25/27		846	841,266

IT Services — 1.8%
Aruba Investments, Inc., 2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27.		341	340,147
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		766	762,097
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/31/26		1,735	1,720,413
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		2,891	2,888,738
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		608	585,807
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.43%, 08/01/25		273	232,435

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services (continued)
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27	USD	1,232	$1,187,210
Rackspace Hosting, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/09/28		439	434,415
TierPoint LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		437	433,804
Trans Union, LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.86%, 11/16/26		767	761,836
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/11/28		449	449,283
WEX Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/26		578	575,506
WEX, Inc., 2021 Term Loan, 03/18/28(p)		437	435,361

			10,807,052

Life Sciences Tools & Services — 0.7%
eResearchTechnology, Inc.
2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		1,135	1,135,160
2021 Incremental Term Loan, 02/04/27(p)		725	725,341
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(d)		486	488,633
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28		1,812	1,801,327

			4,150,461

Machinery — 0.6%
Columbus McKinnon Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 01/31/24		58	57,836
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 08/05/24		612	610,835
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/28/27		575	566,820
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		2,334	2,283,749

			3,519,240

Media — 5.0%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		1,275	1,170,625
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		444	434,494
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.95%, 01/31/26		534	523,317
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		1,342	1,337,165
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 04/30/25		1,366	1,362,594
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		2,567	2,462,612
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		3,141	3,128,170
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.36%, 07/17/25		655	645,812

Security	Par (000)		Value

Media (continued)
CSC Holdings LLC (continued)
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27	USD	1,010	$996,977
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		431	428,968
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.37%, 02/07/24		684	678,888
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/24/25		524	514,938
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		1,095	1,062,704
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		1,914	1,891,497
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		1,078	1,076,614
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		581	583,905
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 08/15/26		260	258,256
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.62%, 09/19/26		459	455,139
Playtika Holding Corp., 2021 Term Loan, 03/11/28(p)		1,165	1,156,263
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		1,149	1,148,341
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.36%, 01/03/24		192	190,712
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		1,017	1,006,857
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(d)		1,480	1,472,129
UFC Holdings LLC, 2021 Term Loan B, (6 mo. LIBOR + 3.00%), 3.75%, 04/29/26		275	273,859
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(p)		917	914,597
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.61%, 01/31/28		522	516,985
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.94%, 05/18/25		1,201	1,130,353
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28		261	259,588
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		3,536	3,504,836

			30,587,195

Metals & Mining — 0.1%
Ball Metalpack, LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.69%, 07/31/25		668	663,215

Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (Fixed), 10.00%, 11/01/25		330	364,650
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		2	1,890
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 12/13/25		434	428,282
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		247	243,066

24

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Lealand Finance Company B.V., 2020 Take Back Term Loan, (PIK + 3.00%), 3.00%, 06/30/25(i)	USD	110	$59,841
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(d)		16	12,463
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28(d)		253	253,949

			1,364,141

Personal Products — 0.5%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		3,157	3,150,395

Pharmaceuticals — 0.9%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		849	832,364
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		985	984,265
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.87%, 08/01/27		289	284,764
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.08%, 11/15/27		700	691,882
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, , 0.75% Floor), 3.75%, 11/18/27		911	903,849
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		1,747	1,740,547

			5,437,671

Professional Services — 0.6%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		3,383	3,362,043

Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 04/18/24		716	705,633
Cushman & Wakefield U.S. Borrower, LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/21/25		564	552,237
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/08/25		31	30,625

			1,288,495

Road & Rail — 0.1%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 5.71%, 08/04/25(d)		389	357,719

Semiconductors & Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.13%, 11/14/25(d)		463	463,333

Software — 6.5%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/19/24		1,736	1,727,863
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 5.70%, 09/19/25		251	252,255

Security	Par (000)		Value

Software (continued)
Barracuda Networks, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25	USD	1,534	$1,531,879
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		1,230	1,229,155
Cloudera, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27(d)		724	722,190
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 04/22/27		419	418,689
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,857	1,854,009
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24		492	466,994
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		488	470,288
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		850	876,563
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		1,153	1,148,519
First Advantage Holdings LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/31/27		523	519,088
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28.		1,048	1,039,490
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25		679	693,008
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		2,218	2,199,223
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/30/24		862	862,035
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		844	829,720
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 11/30/25		396	393,980
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 12/01/24		834	834,435
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		569	568,289
Planview Parent, Inc., Term Loan, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 12/17/27		1,040	1,037,793
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		604	602,218
RealPage, Inc, Term Loan, 02/17/28(p)		3,635	3,616,350
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		31	30,652
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		441	445,031
Severin Acquisition, LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 08/01/25		1,868	1,843,240
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/24		698	683,947
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23		753	748,526

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27	USD 2,097	$2,094,124
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25	531	525,008
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25	712	703,557
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75% 11/02/26.	2,742	2,739,412
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28	1,429	1,442,855
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27.	794	811,865
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26	1,154	1,153,541
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26	2,346	2,341,975

		39,457,766

Specialty Retail — 1.5%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.45%, 11/13/25	182	180,679
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.46%, 10/30/26	415	411,639
USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 11/07/24	737	735,856
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (3 mo. LIBOR + 4.25%), 4.31%, 06/21/25	GBP 1,000	1,370,300
EG Group Limited, 2021 Term Loan, 03/10/26(p)	USD 236	233,345
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 06/28/26(d)	285	282,921
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.25%, 08/31/26	167	165,914
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.36%, 08/31/26	668	661,613
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28	2,470	2,464,319
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24	996	984,544
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27	1,152	1,156,055
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27	230	228,850

		8,876,035

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.11%, 07/23/26	527	494,816
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/29/23	253	252,011

		746,827

Security	Par (000)	Value

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25	USD 899	$898,037

Trading Companies & Distributors — 0.2%
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28	228	225,953
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28	395	390,709
ION Trading Finance Limited, 2021 Term Loan, 03/25/28(p)	303	302,621

		919,283

Wireless Telecommunication Services — 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25	1,072	1,058,322
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27	1,616	1,614,723

		2,673,045

Total Floating Rate Loan Interests — 44.8% (Cost: $270,471,559)		272,183,689

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29	200	217,375
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25	400	462,375

		679,750

Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26(h)	1,354	1,485,169
3.88%, 04/25/27	200	213,812

		1,698,981

Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27	491	550,534
4.50%, 01/30/30(b)	302	303,416
4.88%, 09/23/32(b)	185	186,850
6.40%, 06/05/49	150	157,078

		1,197,878

Egypt — 0.3%
Egypt Government International Bond
5.75%, 05/29/24(b)	215	225,280
5.88%, 06/11/25	335	353,006
7.60%, 03/01/29	816	867,000
8.50%, 01/31/47(b)	321	318,392

		1,763,678

Ghana — 0.0%
Ghana Government International Bond, 8.63%, 04/07/34(b)	260	255,346

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(h)	3,030	3,173,876

26

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.2%
Indonesia Government International Bond
4.10%, 04/24/28	USD 650	$718,859
5.35%, 02/11/49	200	248,125

		966,984

Mexico — 0.2%
Mexico Government International Bond, 4.15%, 03/28/27(h)	1,052	1,166,668

Mongolia — 0.0%
Mongolia Government International Bond, 8.75%, 03/09/24	250	287,500

Morocco — 0.1%
Morocco Government International Bond
3.00%, 12/15/32	300	280,875
4.00%, 12/15/50	200	177,000

		457,875

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47	308	290,290

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30(h)	445	462,522
4.50%, 04/16/50	211	232,034

		694,556

Paraguay — 0.1%
Paraguay Government International Bond
4.95%, 04/28/31	300	337,594
5.40%, 03/30/50	200	223,750

		561,344

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31	354	354,332
1.86%, 12/01/32	259	236,176
5.63%, 11/18/50	165	219,037

		809,545

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(b)(h)	3,190	3,645,921

Qatar — 0.1%
Qatar Government International Bond
4.00%, 03/14/29(b)(h)	473	536,855
4.40%, 04/16/50	208	241,280

		778,135

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(b)	280	280,262

Russia — 0.1%
Russian Foreign Bond—Eurobond
4.75%, 05/27/26	400	447,750
4.25%, 06/23/27	200	218,900

		666,650

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(h)	595	684,994

Security	Par (000)	Value

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22.	USD 200	$210,937

Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.75%, 04/18/23	222	151,029
6.85%, 03/14/24	400	254,875
6.35%, 06/28/24	200	127,688
7.85%, 03/14/29	400	244,500
7.55%, 03/28/30	200	122,000

		900,092

Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 09/01/22	118	124,394
8.99%, 02/01/24	200	221,800
9.75%, 11/01/28	236	274,793
7.25%, 03/15/33(b)	400	397,750

		1,018,737

Total Foreign Agency Obligations — 3.6% (Cost: $21,703,738)		22,189,999

	Shares

Investment Companies

Fixed Income Funds — 0.8%
Invesco Senior Loan ETF	157,601	3,487,710
iShares iBoxx $ Investment Grade Corporate Bond ETF(q)	10,000	1,300,500

		4,788,210

Total Investment Companies — 0.8% (Cost: $4,779,837)		4,788,210

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.7%
Countrywide Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD 1,338	1,030,992
Series 2006-J8, Class A5, 6.00%, 02/25/37	2,133	1,377,805
Series 2007-19, Class 1A1, 6.00%, 08/25/37	642	460,042
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35	172	174,228
Series 2006-17, Class A2, 6.00%, 12/25/36	821	547,804
Series 2007-HY5, Class 3A1, 3.13%, 09/25/37(a) .	452	445,040
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.93%, 10/25/35(a)	401	295,822

		4,331,733

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities — 0.9%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(b).	USD	4,830	$5,133,629

Total Non-Agency Mortgage-Backed Securities — 1.6% (Cost: $9,441,023)			9,465,362

		Benefical Interest (000)

Other Interests(r)

IT Services(d) — 0.0%
Millennium Corp	USD	918	—
Millennium Lender Claims		861	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 4.7%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)(h)(m)	USD	365	394,200

Banks(a) — 0.8%		200	210,975
Al Ahli Bank of Kuwait KSCP, 7.25%(m)
Banco Mercantil del Norte SA, 6.75%(b)(h)(m)		396	410,474
Bank of East Asia Ltd., 5.88%(m)		250	266,797
Bankia SA, 6.38%(m)	EUR	200	254,621
BBVA Bancomer SA, 5.13%, 01/18/33	USD	220	226,119
Burgan Bank SAK, 5.75%(m)		250	247,422
CIT Group, Inc., Series A, 5.80%(m)		235	242,931
Kasikornbank PCL, 5.28%(m)		405	425,883
Nanyang Commercial Bank Ltd., 5.00%(m)		200	204,937
Rizal Commercial Banking Corp., 6.50%(m)		200	207,375
TMB Bank PCL, 4.90%(m)		250	250,781
Wells Fargo & Co.(h)(m)
Series S, 5.90%		1,500	1,594,125
Series U, 5.88%		384	422,784

			4,965,224

Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 3.99%(a)(h)(m)		3,000	2,985,000

Diversified Financial Services(a)(m) — 2.8%
Bank of America Corp.(h)
Series AA, 6.10%		15	16,650
Series DD, 6.30%		215	247,250
Series X, 6.25%		1,929	2,135,017
Series Z, 6.50%		143	160,160
BNP Paribas SA, 4.50%(b)		205	202,335
Citigroup, Inc., Series Q, 4.29%		244	244,073
Credit Suisse Group AG, 6.38%(b)(h)		495	527,175
Credit Suisse Group AG, 6.25%		200	212,744
HSBC Holdings PLC(h)
6.25%		695	734,754
6.00%		415	454,321

Security		Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.(h)
Series FF, 5.00%	USD	2,865	$2,961,694
Series I, 3.68%		322	321,437
Series V, 3.56%		380	378,290
JPMorgan Chase & Co.
Series HH, 4.60%		253	255,846
Series R, 6.00%		92	96,437
Lloyds Banking Group PLC, 7.50%(h)		1,250	1,428,125
Morgan Stanley, Series H, 3.85%(h)		2,754	2,758,117
Natwest Group PLC(h)
6.00%		1,185	1,300,182
8.63%		200	204,750
Societe Generale SA, 5.38%(b)(h)		2,250	2,314,688
Woori Bank, 4.25%		250	261,250

			17,215,295

Diversified Telecommunication Services(a)(m) — 0.1%
Telefonica Europe BV
5.88%	EUR	100	131,343
4.38%		100	127,424

			258,767

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(a)(h)	USD	1,750	1,993,693

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	100	120,202

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(m)	USD	200	201,688

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)(m)	EUR	100	120,135

Utilities — 0.1%
Electricite de France SA, 3.00%(a)(m)		200	246,235

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(a)		100	122,186

Total Capital Trusts — 4.7%			28,622,625

		Shares

Preferred Stocks — 1.7%

Banks — 0.0%
CF-B L2 (D), LLC, (Acquired 04/08/15, Cost: $132,662)(g)		135,568	1,395

Capital Markets(a)(m) — 1.7%
Goldman Sachs Group, Inc., Series J, 5.50%		202,526	5,472,253
Morgan Stanley
Series F, 6.88%		120,000	3,378,000
Series K, 5.85%		53,253	1,516,645

			10,366,898

Total Preferred Stocks — 1.7%			10,368,293

Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 5.98%, 02/15/40(a) .		105,753	2,694,586

Total Preferred Securities — 6.9% (Cost: $39,951,209)			41,685,504

28

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.2%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.11%, 10/25/29(a)	USD	1,441	$1,472,975

Mortgage-Backed Securities — 0.2%
Uniform Mortgage-Backed Securities 5.00%, 08/01/23		15	15,130
Series K042, Class X1, 1.04%, 12/25/24(a)		33,141	1,113,441

			1,128,571

Total U.S. Government Sponsored Agency Securities — 0.4% (Cost: $2,636,653)			2,601,546

U.S. Treasury Obligations
U.S. Treasury Bonds(h)
2.88%, 05/15/49		1,350	1,482,469
1.88%, 02/15/51		6,500	5,768,750
U.S. Treasury Notes(h)
2.75%, 04/30/23—08/31/25		14,150	15,104,957
1.25%, 03/31/28		8,000	7,917,500
1.13%, 02/15/31		6,500	6,141,484

Total U.S. Treasury Obligations — 6.0% (Cost: $35,501,658)			36,415,160

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc. (Expires 06/08/22)		2,542	—

Oil, Gas & Consumable Fuels(f) — 0.0%
California Resources Corp. (Expires 10/27/24)		345	1,570
SM Energy Co. (Expires 06/30/23)		12,030	196,811

			198,381

Total Warrants — 0.0% (Cost: $51,609)			198,381

Total Long-Term Investments — 150.2% (Cost: $894,894,697)			912,950,908

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(q)(s)		5,662,331	5,662,331

Total Short-Term Securities — 0.9% (Cost: $5,662,331)			5,662,331

Options Purchased — 1.1% (Cost: $2,474,128)			6,362,677

Total Investments Before Options Written — 152.2% (Cost: $903,031,156)			924,975,916

Options Written — (1.1)% (Premiums Received: $(5,005,930))			(6,851,495)

Total Investments, Net of Options Written — 151.1% (Cost: $898,025,226)			918,124,421

Liabilities in Excess of Other Assets — (51.1)%			(310,343,942)

Net Assets — 100.0%			$607,780,479

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $156,324, representing less than 0.05% of its net assets as of period end, and an original cost of $187,539.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Perpetual security with no stated maturity date.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Amount is less than 500.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Affiliate of the Fund.
(r)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,760,422	$—	$(4,098,091	)(a)	$—	$—	$5,662,331	5,662,331	$412	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,381,300	—	—		—	(80,800)	1,300,500	10,000	5,365	—

					$—	$(80,800)	$6,962,831		$5,777	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.50	%(b)	06/19/20	Open	$792,743	$795,858	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.60	(b)	06/19/20	Open	1,078,870	1,083,959	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/20	Open	637,812	640,492	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.90	(b)	06/29/20	Open	956,887	963,466	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/23/20	Open	815,065	819,895	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	07/23/20	Open	487,040	489,587	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	07/23/20	Open	466,113	468,550	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	07/23/20	Open	441,323	443,630	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	07/23/20	Open	459,405	461,807	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	07/23/20	Open	415,069	417,384	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	07/23/20	Open	419,445	421,785	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	07/23/20	Open	485,985	488,696	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	07/23/20	Open	439,020	441,469	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.90	(b)	07/23/20	Open	416,500	419,114	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/28/20	Open	286,991	287,860	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	138,353	139,153	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	437,840	440,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	151,130	152,004	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	309,690	311,481	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	08/06/20	Open	1,324,897	1,331,439	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/07/20	Open	436,656	438,075	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A	0.60	(b)	08/12/20	Open	828,550	834,651	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	08/24/20	Open	494,375	496,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	08/24/20	Open	278,958	280,321	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	08/24/20	Open	295,800	297,246	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	08/24/20	Open	333,660	335,291	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	08/24/20	Open	451,750	453,959	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	08/24/20	Open	362,813	364,586	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	08/24/20	Open	805,014	808,211	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	08/24/20	Open	913,447	917,076	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	08/24/20	Open	646,085	648,651	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	08/24/20	Open	703,105	705,898	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	08/24/20	Open	829,744	833,547	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/01/20	Open	359,470	360,846	Corporate Bonds	Open/Demand
BoFA Securities, Inc	(1.25	)(b)	09/02/20	Open	110,633	109,822	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/09/20	Open	677,844	679,564	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/09/20	Open	1,509,375	1,513,205	Capital Trusts	Open/Demand
BNP Paribas S.A	0.68	(b)	09/09/20	Open	1,019,200	1,023,108	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/09/20	Open	2,549,281	2,559,056	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	524,700	526,025	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	0.45	%(b)	09/10/20	Open	$879,856	$882,078	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	1,051,850	1,054,506	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	3,333,750	3,342,168	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	925,062	927,398	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	303,100	303,865	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	3,780,000	3,789,545	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/10/20	Open	171,600	172,033	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/10/20	Open	2,377,897	2,386,971	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/10/20	Open	1,980,390	1,987,946	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/10/20	Open	1,102,995	1,107,204	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	09/10/20	Open	887,075	890,808	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/11/20	Open	1,093,625	1,098,764	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/15/20	Open	602,650	605,453	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/18/20	Open	396,000	397,436	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open	1,564,901	1,569,053	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open	1,544,375	1,548,472	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open	552,606	554,072	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	1,208,962	1,214,094	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	2,025,000	2,033,595	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	514,924	517,246	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	1,480,080	1,486,755	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	254,678	255,826	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	410,670	412,522	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	421,520	423,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	429,709	431,514	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	814,800	818,222	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	1,182,455	1,187,421	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	250,543	251,595	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	09/23/20	Open	202,068	202,863	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	09/25/20	Open	1,500,463	1,508,540	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	543,375	545,190	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	306,400	307,423	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	1,538,945	1,544,086	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	274,525	275,442	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	5,608,055	5,626,787	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	778,750	781,351	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	156,040	156,561	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	697,190	699,519	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	837,606	840,404	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	854,846	857,702	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	596,850	598,844	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	867,162	870,059	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/25/20	Open	425,163	426,583	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/25/20	Open	860,792	863,801	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/25/20	Open	168,768	169,357	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/25/20	Open	699,255	701,770	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	304,780	306,111	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	150,715	151,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open	738,494	740,381	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open	164,428	165,100	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/28/20	Open	529,091	531,402	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/28/20	Open	946,000	948,176	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	663,810	666,015	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	936,230	939,340	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	232,785	233,558	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	728,495	730,915	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	693,500	695,804	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	105,261	105,611	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	637,184	639,301	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	475,874	477,455	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/28/20	Open	661,045	663,343	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/28/20	Open	570,706	572,690	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	0.68	%(b)	09/28/20	Open	$246,488	$247,344	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/28/20	Open	1,385,692	1,390,650	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/29/20	Open	188,000	188,625	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	1,146,600	1,151,554	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	619,460	622,137	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	211,563	212,477	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/30/20	Open	171,680	172,331	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/30/20	Open	264,600	265,603	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/30/20	Open	225,194	226,048	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	653,331	655,478	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	443,520	444,977	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	358,598	359,776	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	1,464,960	1,469,774	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	400,171	401,486	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	483,503	485,091	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	601,027	603,003	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	497,070	498,703	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	593,206	595,156	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	565,314	567,171	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	337,658	338,767	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	406,080	407,414	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	350,520	351,672	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	503,040	504,693	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/30/20	Open	212,220	212,917	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	648,115	650,343	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	383,493	384,811	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	319,290	320,388	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	463,536	465,130	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	825,772	828,611	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	554,937	556,845	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	675,316	677,638	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	506,196	507,936	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	09/30/20	Open	530,329	532,152	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	439,931	441,488	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	603,750	605,887	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	108,960	109,346	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	352,063	353,308	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	693,701	696,156	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	819,510	822,410	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	416,233	417,706	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	09/30/20	Open	633,594	635,836	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	10/22/20	Open	650,925	652,805	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	10/28/20	Open	238,453	240,230	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	10/29/20	Open	7,263	7,276	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open	1,288,127	1,292,781	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open	266,895	267,859	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open	543,097	545,059	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/30/20	Open	819,067	820,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/30/20	Open	515,280	516,922	Capital Trusts	Open/Demand
BNP Paribas S.A	0.60	(b)	10/30/20	Open	517,252	518,571	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	10/30/20	Open	1,052,837	1,055,522	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	10/30/20	Open	999,410	1,001,959	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	10/30/20	Open	703,352	705,236	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	10/30/20	Open	395,931	396,991	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	10/30/20	Open	502,967	504,314	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/02/20	Open	718,925	720,859	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	11/17/20	Open	78,209	78,407	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	11/20/20	Open	181,646	182,089	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	11/20/20	Open	286,125	286,843	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	11/23/20	Open	321,080	321,936	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	11/24/20	Open	1,188,937	1,191,790	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open	332,710	333,576	Corporate Bonds	Open/Demand

32

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.75	%(b)	11/25/20	Open	$372,930	$373,917	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open	349,196	350,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open	785,439	787,517	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.04	(b)	11/25/20	Open	1,758,375	1,759,133	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	356,265	357,082	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	371,018	371,868	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	395,720	396,627	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	621,981	623,407	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	364,800	365,637	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	554,925	556,177	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	231,371	231,893	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	381,500	382,375	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	348,705	349,505	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	431,833	432,823	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/25/20	Open	359,100	359,923	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.03	(b)	11/25/20	Open	8,513,000	8,515,928	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	0.03	(b)	11/25/20	Open	6,881,000	6,883,366	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	0.85	(b)	11/25/20	Open	668,980	670,954	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	11/30/20	Open	1,288,560	1,290,942	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	2,773,750	2,780,660	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	1,103,051	1,105,786	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	356,570	357,447	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	440,368	441,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	410,673	411,682	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	384,548	385,493	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/03/20	Open	349,440	350,299	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	12/03/20	Open	353,906	354,602	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/03/20	Open	332,045	332,731	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/03/20	Open	609,127	610,385	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.69	(b)	12/03/20	Open	1,738,497	1,742,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/04/20	Open	450,881	451,961	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/04/20	Open	322,163	322,934	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/04/20	Open	535,350	536,633	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/04/20	Open	377,685	378,590	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/04/20	Open	466,785	467,754	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/04/20	Open	1,113,750	1,116,063	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/04/20	Open	342,700	343,412	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/04/20	Open	400,431	401,263	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	12/04/20	Open	408,531	409,510	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	12/04/20	Open	352,681	353,526	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open	346,133	347,072	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open	884,214	886,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open	1,051,750	1,054,606	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/07/20	Open	264,399	265,027	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/08/20	Open	398,738	399,676	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/08/20	Open	437,441	438,471	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	281,348	282,004	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	211,739	212,233	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	193,000	193,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	231,458	231,998	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	187,000	187,436	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	434,280	435,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open	227,855	228,387	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	12/09/20	Open	415,543	416,318	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	12/09/20	Open	184,250	184,594	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	12/09/20	Open	196,994	197,361	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/09/20	Open	245,119	245,599	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/09/20	Open	239,078	239,546	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/09/20	Open	235,268	235,729	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/09/20	Open	235,903	236,365	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	12/09/20	Open	489,255	490,214	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/09/20	Open	233,163	233,634	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	0.73	%(b)	12/09/20	Open	$142,800	$143,124	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	12/11/20	Open	366,988	367,868	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/17/20	Open	452,741	453,600	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/06/21	Open	690,412	691,472	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/07/21	Open	481,948	482,735	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	01/07/21	Open	215,683	215,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	01/07/21	Open	1,645,575	1,647,111	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	01/08/21	Open	347,573	348,059	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/08/21	Open	56,348	56,454	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/11/21	Open	157,463	157,722	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/13/21	Open	871,080	872,291	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/15/21	Open	196,584	196,879	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/20/21	Open	245,555	245,865	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/20/21	Open	281,713	282,069	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	01/20/21	Open	189,230	189,510	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/21/21	Open	446,340	446,768	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open	570,706	571,472	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open	397,268	397,801	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open	230,395	230,527	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open	234,750	234,885	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	369,450	369,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	604,732	605,254	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	1,491,862	1,493,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	430,550	430,921	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	402,188	402,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	1,190,262	1,191,289	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	1,713,550	1,715,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	176,588	176,740	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	316,438	316,710	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	1,518,750	1,520,060	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open	308,513	308,779	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	01/22/21	Open	2,059,425	2,060,935	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	01/22/21	Open	2,757,300	2,759,322	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	01/22/21	Open	207,015	207,243	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	552,221	552,930	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	772,650	773,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	478,406	479,020	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	1,802,585	1,804,898	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	1,204,769	1,206,315	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	1,827,882	1,830,228	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	1,451,787	1,453,651	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open	1,483,312	1,485,216	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	01/22/21	Open	1,013,820	1,014,991	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/22/21	Open	690,030	690,852	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/22/21	Open	1,923,075	1,925,367	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	01/22/21	Open	371,635	372,098	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	01/22/21	Open	1,099,830	1,101,241	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	01/22/21	Open	830,415	831,481	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.70	(b)	01/22/21	Open	1,202,967	1,204,511	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	01/22/21	Open	693,697	694,651	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	01/22/21	Open	801,820	802,996	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.95	(b)	01/22/21	Open	1,164,795	1,166,824	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	1,565,550	1,566,731	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	163,215	163,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	473,606	473,963	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	436,388	436,717	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	701,187	701,716	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	415,313	415,626	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	92,820	92,890	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	148,225	148,337	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	1,861,562	1,862,966	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	964,125	964,852	Corporate Bonds	Open/Demand

34

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.38	%(b)	01/22/21	Open	$1,054,331	$1,055,126	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	01/26/21	Open	1,308,591	1,310,363	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/28/21	Open	978,477	979,573	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	02/01/21	Open	101,700	101,808	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	02/03/21	Open	1,189,100	1,190,482	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	02/05/21	Open	345,499	345,895	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open	343,931	344,126	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open	661,875	662,250	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open	637,662	638,024	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	359,500	359,857	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	416,700	417,113	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	417,925	418,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	430,031	430,458	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	570,035	570,600	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	1,281,510	1,282,781	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	344,413	344,754	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	399,630	400,026	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	431,021	431,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	545,160	545,701	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	856,310	857,159	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	773,797	774,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	471,013	471,480	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	702,000	702,696	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open	3,221,900	3,225,095	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/16/21	Open	351,330	351,645	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	02/17/21	Open	146,625	146,836	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	02/17/21	Open	275,783	275,992	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	02/17/21	Open	237,440	237,620	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	02/19/21	Open	500,857	501,201	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	02/22/21	Open	211,250	211,304	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/22/21	Open	212,438	212,590	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/22/21	Open	305,756	305,976	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/22/21	Open	416,629	416,928	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	02/24/21	Open	1,350,000	1,350,394	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/24/21	Open	1,595,000	1,595,698	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	02/24/21	Open	1,780,312	1,781,178	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/25/21	Open	134,138	134,188	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/25/21	Open	234,619	234,707	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/25/21	Open	149,078	149,134	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/25/21	Open	198,211	198,342	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	02/26/21	Open	202,400	202,505	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	03/01/21	Open	484,744	485,047	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	03/02/21	Open	233,888	234,038	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/03/21	Open	304,500	304,678	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/04/21	Open	226,239	226,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/21	Open	514,497	514,787	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/21	Open	913,927	914,442	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	03/04/21	Open	264,701	264,906	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/04/21	Open	273,079	273,212	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.80	(b)	03/04/21	Open	141,800	141,888	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/05/21	Open	602,437	602,658	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	610,137	610,422	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	660,650	660,958	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	407,963	408,153	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	481,805	482,030	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	420,840	421,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	420,188	420,384	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	1,536,285	1,537,002	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	480,049	480,273	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	772,065	772,425	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	543,605	543,859	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	319,089	319,238	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.70	%(b)	03/05/21	Open	$425,445	$425,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	276,210	276,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	585,622	585,896	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	409,723	409,914	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open	549,780	550,037	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open	378,994	379,183	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	03/05/21	Open	552,570	552,865	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/05/21	Open	504,067	504,286	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	03/05/21	Open	239,406	239,462	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/08/21	Open	525,225	525,443	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/08/21	Open	449,540	449,727	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/09/21	Open	501,292	501,501	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/10/21	Open	774,462	774,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/10/21	Open	1,922,500	1,922,949	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/10/21	Open	1,289,062	1,289,363	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/10/21	Open	1,855,000	1,855,433	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/10/21	Open	335,974	336,072	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/10/21	Open	378,785	378,918	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/10/21	Open	1,276,562	1,277,009	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/10/21	Open	362,263	362,389	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open	1,043,632	1,043,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open	593,512	593,710	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open	308,760	308,863	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.58	(b)	03/11/21	Open	468,653	468,811	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	03/11/21	Open	348,155	348,277	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	03/11/21	Open	395,774	395,918	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/16/21	Open	563,230	563,371	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/16/21	Open	510,372	510,511	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/18/21	Open	280,280	280,341	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/19/21	Open	1,202,307	1,202,508	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	03/19/21	Open	322,575	322,624	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	03/19/21	Open	650,677	650,786	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	03/19/21	Open	365,650	365,726	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/23/21	Open	284,525	284,557	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/23/21	Open	76,554	76,564	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	03/24/21	Open	249,295	249,339	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	03/24/21	Open	367,000	367,049	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	03/25/21	Open	3,060,000	3,060,208	Corporate Bonds	Open/Demand
BNP Paribas S.A	(0.08	)(b)	03/25/21	Open	3,825,000	3,825,000	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	(0.04	)(b)	03/25/21	Open	2,707,500	2,707,500	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.75	(b)	03/26/21	Open	436,091	436,146	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/29/21	Open	11,700	11,700	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/29/21	Open	682,237	682,260	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	03/29/21	Open	1,143,577	1,143,620	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	03/29/21	Open	1,106,156	1,106,198	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	03/29/21	Open	927,300	927,335	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/30/21	Open	762,135	762,150	Corporate Bonds	Open/Demand
BNP Paribas S.A	(0.20	)(b)	03/30/21	Open	2,362,500	2,362,500	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	(0.07	)(b)	03/30/21	Open	3,093,125	3,093,125	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.05		03/31/21	04/01/21	7,920,000	7,920,011	U.S. Treasury Obligations	Overnight
BNP Paribas S.A	0.58	(b)	03/31/21	Open	1,148,437	1,148,456	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	03/31/21	Open	98,134	98,136	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.68	(b)	03/31/21	Open	1,390,244	1,390,270	Corporate Bonds	Open/Demand

					$298,290,125	$298,868,515

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

36

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Note	107	06/21/21	$15,375	$(421,032)

Short Contracts
Euro-BOBL	1	06/08/21	158	480
10-Year U.S. Treasury Note	296	06/21/21	38,758	837,154
Long U.S. Treasury Bond	34	06/21/21	5,256	208,516
U.S. Ultra Bond	49	06/21/21	8,880	252,894
2-Year U.S. Treasury Note	295	06/30/21	65,114	22,767
5-Year U.S. Treasury Note	200	06/30/21	24,680	100,304

				1,422,115

				$1,001,083

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,830,000	NZD	6,309,846	JPMorgan Chase Bank N.A.	06/16/21	$23,488
MXN	96,640,557	EUR	3,770,000	Barclays Bank PLC	06/16/21	263,874
NZD	6,464,323	AUD	5,930,000	Bank of America N.A.	06/16/21	8,402
NZD	6,357,179	AUD	5,830,000	JPMorgan Chase Bank N.A.	06/16/21	9,564
USD	50,873	EUR	43,000	Bank of America N.A.	06/16/21	371
USD	83,409	EUR	70,000	BNP Paribas S.A.	06/16/21	1,197
USD	97,233	EUR	81,000	State Street Bank and Trust Co.	06/16/21	2,102
USD	110,463	EUR	94,000	State Street Bank and Trust Co.	06/16/21	64
USD	976,637	EUR	818,000	State Street Bank and Trust Co.	06/16/21	15,933
USD	8,743,100	EUR	7,323,000	State Street Bank and Trust Co.	06/16/21	142,560
USD	1,359,549	GBP	973,000	Bank of America N.A.	06/16/21	17,884
USD	1,270,197	GBP	909,000	Morgan Stanley & Co. International PLC	06/16/21	16,780
USD	6,474,863	GBP	4,635,000	Morgan Stanley & Co. International PLC	06/16/21	83,682

						585,901

AUD	5,930,000	NZD	6,469,390	JPMorgan Chase Bank N.A.	06/16/21	(11,941)
EUR	3,770,000	MXN	93,881,294	Citibank N.A.	06/16/21	(129,921)

						(141,862)

						$444,039

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	45	04/02/21	USD	132.50	USD	5,897	$703
Put
10-Year U.S. Treasury Note	108	05/21/21	USD	131.00	USD	14,153	109,687
90-Day Euro Future	159	09/10/21	USD	99.62	USD	15,841	32,794
90-Day Euro Future	159	09/10/21	USD	99.50	USD	15,737	217,631

							360,112

							$360,815

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.19%	Quarterly	1.60%	Semi-Annual	Bank of America N.A.	02/24/25	1.60%	USD	15,740	$60,292
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.19%	Quarterly	1.62%	Semi-Annual	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	31,400	123,519
1-Year Interest Rate Swap, 03/06/26	3-Month LIBOR, 0.19%	Quarterly	1.71%	Semi-Annual	Deutsche Bank AG	03/04/25	1.71	USD	29,100	125,294
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.19%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,050	21,824
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.19%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,370	14,585
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.19%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,510	30,735
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.19%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,160	31,955

										408,204

Put
10-Year Interest Rate Swap, 08/29/31	1.20%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	08/27/21	1.20	USD	60,410	4,099,346
1-Year Interest Rate Swap, 02/26/26	1.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	02/24/25	1.60	USD	15,740	131,126
1-Year Interest Rate Swap, 02/26/26	1.62%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	31,400	257,242
1-Year Interest Rate Swap, 03/06/26	1.71%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/04/25	1.71	USD	29,100	226,476
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,370	213,109
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,050	318,885
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,510	214,886
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,160	132,588

										5,593,658

										$6,001,862

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note.	22	05/21/21	USD	134.00	USD	2,883	$(3,094)

Put
90-Day Euro Future	159	09/10/21	USD	99.38	USD	15,737	(175,894)
90-Day Euro Future	159	09/10/21	USD	99.75	USD	15,841	(57,637)

							(233,531)

							$(236,625)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 08/29/31	0.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	08/27/21	0.60%	USD	60,410	$(21,908)
10-Year Interest Rate Swap, 10/02/31	0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	09/30/21	0.90	USD	2,170	(2,565)

38

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call (continued)
10-Year Interest Rate Swap, 01/22/32	1.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	01/20/22	1.04%	USD	19,360	$(63,658)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	2,690	(8,294)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	01/27/22	1.25	USD	2,460	(13,465)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	02/18/22	1.62	USD	2,350	(30,950)
10-Year Interest Rate Swap, 02/24/32	1.42%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	02/22/22	1.41	USD	9,940	(84,275)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	02/23/22	0.41	USD	40,050	(57,391)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	23,990	(53,023)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	36,010	(72,503)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	12,275	(27,952)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/21/22	0.56	USD	12,275	(32,328)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	23,990	(64,493)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	1,060	(3,166)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	1,875	(11,461)
10-Year Interest Rate Swap, 12/17/32	1.23%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	12/15/22	1.23	USD	3,485	(29,701)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23	USD	1,742	(15,044)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25	USD	1,743	(15,353)
10-Year Interest Rate Swap, 01/01/32	1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	1,930	(17,443)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	3,520	(43,023)
10-Year Interest Rate Swap, 01/14/33	1.57%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	1,820	(27,295)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	3,660	(104,989)
10-Year Interest Rate Swap, 03/04/33	1.98%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	03/02/23	1.97	USD	1,850	(50,531)
10-Year Interest Rate Swap, 03/04/33	1.98%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	BNP Paribas S.A.	03/02/23	1.98	USD	1,850	(51,013)
10-Year Interest Rate Swap, 03/05/33	2.03%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	03/03/23	2.02	USD	925	(27,021)

										(928,845)

Put
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.51%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	68,730	(5,690)
5-Year Interest Rate Swap, 09/05/26	3-Month LIBOR, 0.19%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60	USD	6,900	(217,012)
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.19%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45	USD	4,340	(209,197)
10-Year Interest Rate Swap, 01/22/32	3-Month LIBOR, 0.19%, 0.19%	Quarterly	1.54%	Semi-Annual	Bank of America N.A.	01/20/22	1.54	USD	19,360	(992,579)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25	USD	2,460	(181,232)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.19%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50%	USD	2,690	$(146,571)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.19%	Quarterly	0.68%	Semi-Annual	Deutsche Bank AG	02/07/22	0.68	USD	7,000	(861,878)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.19%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	2,350	(113,196)
10-Year Interest Rate Swap, 02/24/32	3-Month LIBOR, 0.19%, 0.19%	Quarterly	1.92%	Semi-Annual	Barclays Bank PLC	02/22/22	1.91	USD	9,940	(314,427)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.19%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	40,050	(94,751)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.19%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	23,990	(105,965)
2-Year Interest Rate Swap, 03/04/24	3-Month LIBOR, 0.19%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	36,010	(168,643)
2-Year Interest Rate Swap, 03/05/24	3-Month LIBOR, 0.19%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	12,275	(53,603)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.19%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56	USD	12,275	(53,326)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.19%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	23,990	(103,311)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.19%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	1,060	(139,998)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.19%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	1,875	(200,218)
10-Year Interest Rate Swap, 12/17/32	3-Month LIBOR, 0.19%	Quarterly	1.23%	Semi-Annual	Barclays Bank PLC	12/15/22	1.23	USD	3,485	(342,317)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.19%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23	USD	1,742	(170,192)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25	USD	1,743	(168,505)
10-Year Interest Rate Swap, 01/01/32	3-Month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	1,930	(187,025)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.19%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44	USD	3,520	(294,454)
10-Year Interest Rate Swap, 01/14/33	3-Month LIBOR, 0.19%	Quarterly	1.57%	Semi-Annual	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	1,820	(135,953)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.19%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	3,660	(185,467)
10-Year Interest Rate Swap, 03/04/33	3-Month LIBOR, 0.19%	Quarterly	1.98%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/23	1.97	USD	1,850	(97,455)
10-Year Interest Rate Swap, 03/04/33	3-Month LIBOR, 0.19%	Quarterly	1.98%	Semi-Annual	BNP Paribas S.A.	03/02/23	1.98	USD	1,850	(96,756)
10-Year Interest Rate Swap, 03/05/33	3-Month LIBOR, 0.19%	Quarterly	2.03%	Semi-Annual	Barclays Bank PLC	03/03/23	2.02	USD	925	(46,304)

										(5,686,025)

										$(6,614,870)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	USD 1,895	$(175,104)	$(165,103)	$(10,001)
CDX.NA.HY.36.V1	5.00	Quarterly	06/20/26	USD 4,240	(384,046)	(360,720)	(23,326)
CDX.NA.IG.36.V1.	1.00	Quarterly	06/20/26	USD 34,830	(823,930)	(753,543)	(70,387)

					$(1,383,080)	$(1,279,366)	$(103,714)

40

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rates	Frequency	Rate	Frequency
0.35%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/01/25	USD	1,220	$29,571	$10	$29,561
3-Month LIBOR, 0.19%	Quarterly	0.45%	Semi-Annual	N/A		11/12/25	USD	7,030	(148,976)	65	(149,041)
0.56%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/12/26	USD	545	10,770	5	10,765
3-Month LIBOR, 0.19%	Quarterly	0.48%	Semi-Annual	N/A		01/21/26	USD	5,220	(125,560)	46	(125,606)
1.54%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	02/25/25	(a)	02/25/26	USD	9,080	46,040	16	46,024
1.62%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	02/26/25	(a)	02/26/26	USD	7,120	30,322	13	30,309
1.71%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/06/25	(a)	03/06/26	USD	2,590	9,006	5	9,001
1.35%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/22/22	(a)	03/22/27	USD	1,544	8,782	14	8,768
3-Month LIBOR, 0.19%	Quarterly	1.37%	Semi-Annual	03/22/22	(a)	03/22/27	USD	2,643	(12,518)	24	(12,542)
3-Month LIBOR, 0.19%	Quarterly	1.33%	Semi-Annual	03/29/22	(a)	03/29/27	USD	1,115	(7,518)	10	(7,528)
3-Month LIBOR, 0.19%	Quarterly	1.40%	Semi-Annual	03/30/22	(a)	03/30/27	USD	1,099	(4,125)	10	(4,135)
0.50%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		08/19/27	USD	80	4,105	1	4,104
0.84%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/31/21	(a)	11/15/27	USD	5,460	184,998	70	184,928
1.27%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/28	USD	5,390	64,870	69	64,801
3-Month LIBOR, 0.19%	Quarterly	1.57%	Semi-Annual	N/A		02/11/30	USD	5	(29)	188	(217)
0.80%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/08/30	USD	1,520	122,939	24	122,915
0.53%	Quarterly	3-Month LIBOR, 0.19%	Quarterly	N/A		10/21/30	USD	25	2,155	—	2,155
3-Month LIBOR, 0.19%	Quarterly	0.56%	Quarterly	N/A		10/21/30	USD	25	(2,211)	—	(2,211)
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/27/30	USD	890	64,327	14	64,313
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/27/30	USD	890	64,496	14	64,482
0.88%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/04/30	USD	680	50,333	11	50,322
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/05/30	USD	1,720	125,054	28	125,026
0.95%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/12/30	USD	1,350	92,139	22	92,117
0.96%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/12/30	USD	2,260	152,851	37	152,814
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	11/15/30	USD	4,110	274	66	208
0.93%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/16/30	USD	480	33,615	8	33,607
0.95%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/04/30	USD	890	61,874	14	61,860
0.98%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/08/30	USD	480	32,018	8	32,010
0.96%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/11/30	USD	1,100	75,730	18	75,712
0.97%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/29/30	USD	830	57,446	13	57,433
1.02%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/08/31	USD	1,230	81,221	20	81,201
1.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/08/31	USD	1,220	78,361	19	78,342
1.09%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/11/31	USD	1,230	73,522	20	73,502
1.09%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/12/31	USD	1,240	73,439	20	73,419
1.13%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	1,250	70,032	20	70,012
1.15%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	623	33,607	10	33,597
1.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/14/31	USD	1,240	62,291	20	62,271
1.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/14/31	USD	620	31,234	10	31,224
(0.21%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		01/28/31	EUR	1,290	39,510	(670)	40,180
1.16%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	500	26,813	8	26,805
1.17%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	1,240	66,155	20	66,135
1.18%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	1,080	56,698	17	56,681
1.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/05/31	USD	625	31,817	10	31,807
1.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/05/31	USD	385	19,635	6	19,629
1.23%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/08/31	USD	1,250	59,679	20	59,659
1.26%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/09/31	USD	790	35,714	13	35,701
1.39%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/18/31	USD	630	20,669	10	20,659
1.41%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/18/31	USD	630	19,625	10	19,615
1.51%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/26/31	USD	1,270	28,567	20	28,547
1.54%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/01/31	USD	830	16,706	13	16,693
1.59%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/01/31	USD	1,270	18,769	20	18,749
1.57%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/08/31	USD	1,280	21,987	21	21,966
1.64%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/08/31	USD	635	6,970	10	6,960
1.65%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/08/31	USD	635	6,399	10	6,389
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/09/31	USD	640	4,311	10	4,301
1.69%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/09/31	USD	640	4,069	10	4,059
1.70%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/09/31	USD	1,280	6,079	21	6,058
1.58%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/12/31	USD	440	7,302	7	7,295
1.66%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/16/31	USD	635	5,771	10	5,761
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/19/31	USD	635	4,857	10	4,847
1.76%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/22/31	USD	635	171	10	161

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rates	Frequency	Rate	Frequency
1.77%	Semi Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/22/31	USD	635	$(730)	$10	$(740)
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/22/31	USD	635	(851)	10	(861)
1.73%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/24/31	USD	630	1,715	10	1,705
1.67%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/26/31	USD	270	2,303	4	2,299
3-Month LIBOR, 0.19%	Quarterly	1.71%	Semi-Annual	N/A		03/31/31	USD	270	(1,392)	4	(1,396)
1.80%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/01/31	USD	640	(2,055)	10	(2,065)
1.81%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/01/31	USD	960	(3,308)	16	(3,324)
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/06/31	USD	640	(691)	10	(701)
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/06/31	USD	1,205	(1,147)	20	(1,167)
1.79%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/06/31	USD	1,205	(2,169)	574	(2,743)
3-Month LIBOR, 0.19%	Quarterly	1.19%	Semi-Annual	07/23/21	(a)	07/23/31	USD	860	(52,924)	14	(52,938)
3-Month LIBOR, 0.19%	Quarterly	1.19%	Semi-Annual	07/27/21	(a)	07/27/31	USD	580	(35,941)	9	(35,950)
3-Month LIBOR, 0.19%	Quarterly	1.15%	Semi-Annual	07/28/21	(a)	07/28/31	USD	645	(42,536)	10	(42,546)
3-Month LIBOR, 0.19%	Quarterly	1.17%	Semi-Annual	07/28/21	(a)	07/28/31	USD	645	(41,414)	10	(41,424)
3-Month LIBOR, 0.19%	Quarterly	1.18%	Semi-Annual	07/28/21	(a)	07/28/31	USD	920	(58,076)	15	(58,091)
3-Month LIBOR, 0.19%	Quarterly	1.22%	Semi-Annual	08/03/21	(a)	08/03/31	USD	230	(13,638)	4	(13,642)
3-Month LIBOR, 0.19%	Quarterly	1.58%	Semi-Annual	08/25/21	(a)	08/25/31	USD	31,910	(869,297)	516	(869,813)
3-Month LIBOR, 0.19%	Quarterly	1.28%	Semi-Annual	01/21/22	(a)	01/21/32	USD	480	(30,910)	8	(30,918)
0.80%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	02/08/22	(a)	02/08/32	USD	1,310	144,799	21	144,778
0.83%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	08/15/22	(a)	08/15/32	USD	16,030	1,905,966	49,365	1,856,601
0.84%	Quarterly	3-Month LIBOR, 0.19%	Quarterly	N/A		10/21/40	USD	11	1,794	—	1,794
3-Month LIBOR, 0.19%	Quarterly	0.91%	Quarterly	N/A		10/21/40	USD	11	(1,778)	—	(1,778)
1.89%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	1,640	106,854	(1,869)	108,723
2.00%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	1,630	68,335	45	68,290
2.02%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	1,740	65,531	48	65,483
2.07%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	1,740	47,801	48	47,753
3-Month LIBOR, 0.19%	Quarterly	2.11%	Semi-Annual	06/30/21	(a)	02/15/47	USD	1,860	(35,835)	52	(35,887)
3-Month LIBOR, 0.19%	Quarterly	0.99%	Semi-Annual	N/A		08/21/50	USD	155	(42,034)	5	(42,039)
3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	N/A		08/21/50	USD	155	(41,661)	5	(41,666)
0.91%	Quarterly	3-Month LIBOR, 0.19%	Quarterly	N/A		10/21/50	USD	12	2,814	—	2,814
3-Month LIBOR, 0.19%	Quarterly	0.99%	Quarterly	N/A		10/21/50	USD	12	(2,738)	—	(2,738)

									$3,101,545	$49,552	$3,051,993

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AVGO	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	1,185	$17,426	$(59,281)	$76,707
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	BB+	EUR	60	1,698	1,626	72
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	1,340	1,255	85
International Game Technology PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	BB	EUR	30	1,113	1,111	2
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(779,679)	(493,542)	(286,137)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR	USD	2,500	(389,840)	(244,136)	(145,704)
			Morgan Stanley & Co.
CMBX.NA.8	3.00	Monthly	International PLC	10/17/57	NR	USD	4,450	(693,915)	(576,247)	(117,668)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	NR	USD	1,528	(167,795)	(170,109)	2,314
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,649)	(529,099)	(19,550)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,649)	(529,099)	(19,550)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,649)	(523,320)	(25,329)

								$(3,655,599)	$(3,120,841)	$(534,758)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

42

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$26,271,577	$715,673	$26,987,250
Common Stocks
Construction & Engineering	38,270	—	—	38,270
Consumer Finance	16,533	—	—	16,533
Diversified Financial Services	—	—	5,467	5,467
Energy Equipment & Services	—	—	1,583	1,583
Household Durables	—	—	—	—
Media	70,040	—	—	70,040
Metals & Mining	—	17,622	344	17,966
Oil, Gas & Consumable Fuels	16,842	154,929	—	171,771
Software	533	—	—	533
Specialty Retail	—	93,765	—	93,765
Corporate Bonds
Aerospace & Defense	—	13,769,914	—	13,769,914
Air Freight & Logistics	—	18,878	—	18,878
Airlines	—	11,882,317	—	11,882,317
Auto Components	—	6,061,200	—	6,061,200
Automobiles	—	10,382,462	—	10,382,462
Banks	—	11,161,131	—	11,161,131
Beverages	—	8,591,321	—	8,591,321
Biotechnology	—	74,290	—	74,290
Building Materials	—	4,955,820	—	4,955,820
Building Products	—	2,654,692	—	2,654,692
Capital Markets	—	5,485,300	—	5,485,300
Chemicals	—	6,993,289	—	6,993,289
Commercial Services & Supplies	—	3,920,111	—	3,920,111
Communications Equipment	—	4,254,551	—	4,254,551
Construction & Engineering	—	1,168,415	—	1,168,415
Construction Materials	—	5,149,964	—	5,149,964
Consumer Discretionary	—	5,349,015	—	5,349,015
Consumer Finance	—	5,889,765	—	5,889,765

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Containers & Packaging	$—	$2,559,630	$—	$2,559,630
Diversified Consumer Services.	—	5,886,222	—	5,886,222
Diversified Financial Services	—	15,263,735	—	15,263,735
Diversified Telecommunication Services	—	17,243,241	—	17,243,241
Education	—	207,438	—	207,438
Electric Utilities	—	4,210,146	—	4,210,146
Electrical Equipment	—	505,740	—	505,740
Electronic Equipment, Instruments & Components	—	1,658,752	—	1,658,752
Energy Equipment & Services	—	2,451,558	187,916	2,639,474
Environmental, Maintenance, & Security Service	—	3,172,217	—	3,172,217
Equity Real Estate Investment Trusts (REITs)	—	9,297,240	—	9,297,240
Food & Staples Retailing	—	9,236,966	—	9,236,966
Food Products	—	4,004,369	—	4,004,369
Gas Utilities	—	134,357	—	134,357
Health Care Equipment & Supplies	—	3,087,445	—	3,087,445
Health Care Providers & Services	—	23,067,052	—	23,067,052
Health Care Technology	—	3,728,031	—	3,728,031
Hotels, Restaurants & Leisure	20,007	28,474,043	—	28,494,050
Household Durables	—	3,335,782	—	3,335,782
Household Products	—	72,000	—	72,000
Independent Power and Renewable Electricity Producers	—	7,231,352	—	7,231,352
Insurance	—	13,938,451	—	13,938,451
Interactive Media & Services	—	4,266,567	—	4,266,567
Internet Software & Services	—	5,198,637	—	5,198,637
IT Services	—	7,642,720	—	7,642,720
Leisure Products	—	913,458	—	913,458
Machinery	—	4,543,345	—	4,543,345
Media	—	51,771,714	—	51,771,714
Metals & Mining	—	10,978,916	—	10,978,916
Multi-line Retail	—	722,090	—	722,090
Offshore Drilling & Other Services	—	752,447	—	752,447
Oil, Gas & Consumable Fuels	112,893	53,025,397	1,369,280	54,507,570
Personal Products	—	233,925	—	233,925
Pharmaceuticals	—	10,289,902	—	10,289,902
Real Estate Management & Development	—	25,852,096	—	25,852,096
Road & Rail	—	1,925,313	—	1,925,313
Semiconductors & Semiconductor Equipment	—	9,801,818	—	9,801,818
Software	—	12,728,669	—	12,728,669
Specialty Retail	—	3,893,310	—	3,893,310
Technology Hardware, Storage & Peripherals	—	1,084,388	—	1,084,388
Textiles, Apparel & Luxury Goods	—	733,477	—	733,477
Thrifts & Mortgage Finance	—	1,262,076	—	1,262,076
Transportation	—	119,987	—	119,987
Transportation Infrastructure	—	1,517,853	—	1,517,853
Utilities	—	3,096,204	—	3,096,204
Wireless Telecommunication Services	—	15,447,272	—	15,447,272
Floating Rate Loan Interests	—	263,381,009	8,802,680	272,183,689
Foreign Agency Obligations	—	22,189,999	—	22,189,999
Investment Companies	4,788,210	—	—	4,788,210
Non-Agency Mortgage-Backed Securities	—	9,465,362	—	9,465,362
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	28,622,625	—	28,622,625
Preferred Stocks	10,366,898	—	—	10,366,898
Trust Preferred	2,694,586	—	—	2,694,586
U.S. Government Sponsored Agency Securities	—	2,601,546	—	2,601,546
U.S. Treasury Obligations	—	36,415,160	—	36,415,160
Warrants	—	198,381	—	198,381
Short-Term Securities
Money Market Funds	5,662,331	—	—	5,662,331

44

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts.	$360,815	$6,001,862	$—	$6,362,677
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(936)	—	(936)

	$24,147,958	$889,742,684	$11,082,943	924,973,585

Investments Valued at NAV(b)				1,395

				$924,974,980

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$79,180	$—	$79,180
Foreign Currency Exchange Contracts.	—	585,901	—	585,901
Interest Rate Contracts	1,422,115	4,635,700	—	6,057,815
Liabilities
Credit Contracts	—	(717,652)	—	(717,652)
Foreign Currency Exchange Contracts	—	(141,862)	—	(141,862)
Interest Rate Contracts	(657,657)	(8,198,577)	—	(8,856,234)

	$764,458	$(3,757,310)	$—	$(2,992,852)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $298,868,515 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Warrants		Total
Assets
Opening balance, as of December 31, 2020	$814,296	$24,676	$1,642,502	$7,511,633	$—	(b)	$—	(b)	$9,993,107
Transfers into Level 3	—	—	—	1,967,795	—		—		1,967,795
Transfers out of Level 3	—	—	—	(2,772,471)	—		—	(b)	(2,772,471)
Accrued discounts/premiums	(21,745)	—	1,865	1,095	—		—		(18,785)
Net realized gain (loss)	—	—	—	17,134	—		—		17,134
Net change in unrealized appreciation (depreciation)(a)	19,856	(17,282)	(68,839)	18,159	—		—		(48,106)
Purchases	—	—	1,513	3,429,426	—		—		3,430,939
Sales	(96,734)	—	(19,845)	(1,370,091)	—		—		(1,486,670)

Closing balance, as of March 31, 2021	$715,673	$7,394	$1,557,196	$8,802,680	$—	(b)	$—		$11,082,943

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(a)	$19,856	$(17,282)	$(68,839)	$33,669	$—		$—		$(32,596)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

(b)	Rounds to less than $1.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Limited Duration Income Trust (BLW)

Currency Abbreviation

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium-Term Note
PCL	Public Company Limited
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds

46